UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22692

American Funds College Target Date Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2023

Gregory F. Niland

American Funds College Target Date Series

5300 Robin Hood Road

Norfolk, Virginia 23513

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds College Target Date Series® Annual report for the year ended October 31, 2023

A balanced approach
that seeks to build
and preserve wealth
for higher education

American Funds® College 2039 Fund, American Funds® College 2036 Fund, American Funds College 2033 Fund®, American Funds College 2030 Fund®, American Funds College 2027 Fund®, American Funds College 2024 Fund®: Each fund will seek to achieve the following objectives to varying degrees: growth, income and preservation of capital, depending on the proximity to its target date. The target date is meant to roughly correspond to the year in which the fund beneficiary will start to withdraw funds to meet higher education expenses. Each fund will increasingly emphasize income and preservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds as it approaches and passes its target date. In this way, each fund seeks to achieve an appropriate balance of total return and stability during different time periods.

American Funds College Enrollment Fund®: The fund’s investment objective is to provide current income, consistent with preservation of capital.

American Funds, by Capital Group, is one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class 529-A shares at net asset value. If a sales charge had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com.

Here are the average annual total returns on a $1,000 investment for periods ended September 30, 2023 (the most recent calendar quarter-end). Also shown are the expense ratios as of the series prospectus dated January 1, 2024 (unaudited).

	Cumulative total returns	Average annual total returns
Class 529-A shares	1 year	5 years	10 years	Lifetime*	Expense ratios

Reflecting 3.50% maximum initial sales charge:
American Funds College 2039 Fund	13.98%	—	—	–3.23%	0.87%
American Funds College 2036 Fund	11.43	3.98%	—	4.28	0.79
American Funds College 2033 Fund	7.20	3.48	—	4.92	0.73
American Funds College 2030 Fund	3.26	2.72	4.88%	5.85	0.71
American Funds College 2027 Fund	0.62	1.77	3.85	4.69	0.70
American Funds College 2024 Fund	–0.52	1.12	2.98	3.65	0.69

Reflecting 2.50% maximum initial sales charge:
American Funds College Enrollment Fund	–0.22	0.19	0.50	0.36	0.69

*	Since September 14, 2012, for all funds except College 2039 Fund (which commenced operations on March 26, 2021), College 2036 Fund (which commenced operations on February 9, 2018) and College 2033 Fund (which commenced operations on March 27, 2015).

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

4	Results at a glance

5	The value of a $10,000 investment

7	Investment approach for American Funds College Target Date Series

8	Investment portfolios

21	Financial statements

55	Board of trustees and other officers

Fellow investors:

It is our pleasure to present the annual report for the American Funds College Target Date Series, for the fiscal year ended October 31, 2023.

Over the fiscal year, all seven funds within the series registered positive results, ranging from 9.44% (2039 fund) to 1.47% (2027 fund). We continue to maintain a long-term perspective regarding investing on behalf of our shareholders and their college-bound beneficiaries. It should be noted that on average, over each fund’s lifetime (with the exception of the 2039 fund), the longer dated funds have met their objective of delivering growth of principal over time, with more moderate risk than the equity market. The nearer dated funds, which hold assets for investors whose beneficiaries are at or approaching enrollment, have successfully met their primary objective of capital preservation.

As always, we encourage investors to keep short-term results in their proper perspective, as seen in the table on page 4.

About the series

American Funds College Target Date Series is managed by the Target Date Solutions Committee, a group of seasoned investment professionals with varied backgrounds, diverse investment approaches and decades of experience. The series is comprised of a mix of individual American Funds employed using an objective-based framework supported by rigorous analysis. The mix of funds focuses on growth in the early years and places a greater emphasis on preservation as beneficiaries approach college. This gradual shift over time is referred to as the “glide path.” This strategic approach and use of broadly diversified funds have helped the series weather challenging market environments.

The economy

The markets began the reporting period optimistic that inflation had peaked, and this helped the economy in general. Inflation has continued to ease since then, more rapidly in the U.S. than in other regions. The consensus a year ago was that the economy was headed for recession. While there is still uncertainty and doubt about the economic outlook, many market analysts and economists now think a recession is not imminent.

U.S. equities rebounded in the fourth quarter of 2022, having finished their worst year since 2008. The rally continued for three consecutive quarters, through the first two quarters of 2023, before reversing by the third quarter over fears that the U.S. Federal Reserve (the Fed) would keep interest rates higher for longer than had previously been expected. This was mirrored by global central banks indicating they may keep monetary policy tight.

Bond markets also rallied early in the period but stalled in the second quarter of 2023 due to pressure from rising interest

The college target date funds invest in Class R-6 shares of the underlying funds. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to the fund’s most recent prospectus for details. For more information on fee waivers and expense reimbursements, refer to capitalgroup.com.

The funds’ allocation strategy does not guarantee that investors’ education savings goals will be met. Investors and their advisors should periodically evaluate their investment to determine whether it continues to meet their needs. Investment allocations may not achieve fund objectives. There are expenses associated with the underlying funds in addition to fund of funds expenses. The funds’ risks are directly related to the risks of the underlying funds. Refer to the series prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the series.

American Funds College Target Date Series	1

rates. However, heading into the third quarter of 2023, the 10-year U.S. Treasury began a slow rise in yield, registering 4.18 on September 1 and 4.99 on October 19,1 before rallying again in early November. This will be a rate to watch closely as we move into a new reporting period.

Over the period, the world economy continued to show signs of stabilization and growth in some sectors, despite volatility caused by geopolitical strains, notably in energy prices. Key economic considerations in the coming period will include continuing geopolitical conflicts and, over the longer run, climate adaptation along with the evolution and adoption of artificial intelligence (AI).

The AI explosion has been a huge market driver over the period and will likely continue to be a major economic force for years to come. AI is a driver of innovation, and therefore growth, that affects the whole economy, not just the technology sector. It will affect such sectors as health care, food, transportation and more. AI will have significant consequences — as yet unknown — on industries and individuals. This level of change can make investing difficult to navigate. Our position in such an environment is always to first take a long-term view and, using exhaustive research, invest in what makes sense for the long-term well-being of our investors.

The burst of investment in AI mirrors past historical surges in investment and productivity, driven by technological innovation: transportation infrastructure in the 19th century, electrification in the early 20th century and the internet in recent decades. Speculative frenzy often fuels such a bubble, which in turn drives up stock prices and lowers the cost of capital. This enables large-scale investment, with wildly varying returns to investors. Sometimes investment returns are spectacular; sometimes investors suffer large losses, even if society as a whole ends up benefiting. So, we use and advise care and caution.

The climate transition is a particular focus in the European Union (EU) now, with a package of measures that target an emissions reduction of at least 55% by 2030 a legal obligation.2 For example, all new cars must have zero CO2 emissions starting in 2035.3

Businesses globally are affected by climate policy, as EU countries are working on new legislation to achieve this goal and net zero CO2 emissions by 2050.

Changes enacted as a result of the new measures will have far-reaching effects, redirecting trillions of dollars globally. Because the climate transition has such significant impact on the economy and on the credit quality of affected businesses and assets, it will also affect the conduct of monetary policy and regulation aimed at ensuring the stability of the financial system as a whole. The good news is that the European Central Bank (ECB) still views its policy objectives as feasible and sees climate targets as attainable in a way that is politically, economically and socially acceptable.4 In the U.S., the outcomes are more difficult to evaluate because climate discussions continue to be polarized in American politics.

Going forward, as we watch geopolitical forces and crises rising, abating and taking shape, we focus on fundamental research and investor well-being for the long term. To do that, we put tremendous effort into understanding geopolitical risk in different regions and looking at how it affects investment opportunities large and small. Policy and conflict affect everything from supply chains to prices to quality of life for individuals. All of these factors are important to us, and we put these considerations and more into each decision.

Over decades of careful investing, we have learned to avoid quick reactions to headlines. As always, we take our time and dig into what is going on underneath and use the considerable reach of our full global resources as guides.

The stock market

Global stocks rose in the fourth quarter of 2022 and continued through the second quarter of 2023, as investors welcomed signs that inflation may have peaked in key markets around the world. The rallies were also driven by technology stocks that were lifted by rapid development in generative AI. Shares of NVIDIA soared 52% during the second quarter and 190% year-to-date, as of June 30, 2023. Rival chipmakers Broadcom and Advanced Micro Devices also enjoyed double-digit gains. Apple rose 18%, becoming the world’s first $3 trillion company. Other sectors rallied as well. Pharmaceutical giant Eli Lilly climbed 37% in the second quarter of 2023 over optimism regarding its early-stage Alzheimer’s and obesity drugs.

Markets lost ground in the third quarter of 2023, pressured by rising interest rates, slowing growth in some of the world’s largest economies and renewed fear that the Fed would keep interest rates higher

[1]	CNBC, U.S. 10 Year Treasury.
[2]	Reuters: EU countries approve 2035 phaseout of CO2-emitting cars, by Kate Abnett, March 29, 2023.
[3]	European Council/Council of the European Union: Fit for 55.
[4]	European Central Bank, CLIMATE-RELATED INDICATORS: Analytical indicators on carbon emissions.

2	American Funds College Target Date Series

for longer than previously expected. Consumer price increases — while still high on a historical basis — moderated in the U.S., Europe and many other economies.

The bond market

Global fixed income advanced in the early quarters of the reporting period, on adjusted rate expectations by the Fed and ECB. However, bond markets declined in the second quarter of 2023, as the ECB — along with many other central banks around the world — continued to tighten monetary policy. At its July meeting, the Fed boosted its benchmark federal funds rate to a 22-year high. The 11th hike since March 2022 pushed rates to a target range of 5.25% to 5.50%. Although the central bank held rates steady in September, its projections indicated another hike could come by the end of the year.

General expectations are that the Fed could begin cutting rates in 2024, but there are wide discrepancies in predictions about the timing of such rate cuts.

Inside the series

Over their respective lifetimes, all funds rose in value except for the 2039 fund, with returns ranging from –2.75% (2039 fund) to 5.98% (2030 fund).

Over the fiscal year, the underlying fixed income results were mixed, ranging from 4.99% (American Funds® Multi-Sector Income Fund) to –2.18% (American Funds® Strategic Bond Fund). American Funds Multi-Sector Income Fund was a bright spot, exceeding the return of its benchmark, Bloomberg U.S. Aggregate Index,5 by 4.63%; however, the remaining six underlying fixed income funds trailed their respective benchmarks. All of the series’ underlying equity-focused funds were positive for the fiscal year, with nine out of 16 funds in double-digit returns and International Growth and Income Fund returning the highest at 16.46%. Relative results for the equity-focused underlying funds were mixed, with American Mutual Fund® lagging its benchmark, the S&P 500 Index (9.02%),6 for the fiscal year.

Looking forward

Our focus continues to be the long-term well-being of our investors. Rapidly changing markets and world circumstances are things we cannot predict. However, through our 90-year history, we have seen that people and markets have shown their ability to endure. Our focus on exhaustive, fundamental research and investor well-being is designed for tough and uncertain times.

Careful securities selection remains at the core of our investment process, whether in times of rapid growth or inevitable decline. We continue to encourage you to take a long-term view on investing.

We thank you for your trust in our efforts and look forward to reporting to you next year.

Cordially,

Wesley K. Phoa
President

December 8, 2023

For current information about the series, visit capitalgroup.com.

It is with deep sadness that we note the passing of Brad Vogt, who was integral to the creation and management of American Funds portfolio solutions. He served on the board and management committee of The Capital Group Companies, parent company of the investment adviser to the American Funds. Brad also led the Capital Solutions Group, an investment unit created to manage multi-fund portfolios such as target date funds and was the principal investment officer of the Target Date Solutions Committee until January 1, 2023. Brad was a respected colleague, passionate mentor and insightful investor who embodied our firm’s culture and values. We will greatly miss his leadership, which was marked by grace, humility and tireless advocacy of what was in the best interest of our investors.

The indexes are unmanaged, and their results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. There have been periods when the fund has lagged the index.

[5]	Bloomberg U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market.
[6]	The S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.

American Funds College Target Date Series	3

Results at a glance

For periods ended October 31, 2023, with all distributions reinvested for Class 529-A shares

	Cumulative total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime[1]

American Funds College 2039 Fund[2]	9.44%	—	—	–2.75%
S&P 500 Index[3,4]	10.14	—	—	3.68
Bloomberg U.S. Aggregate Index[4,5]	0.36	—	—	–5.59
American Funds College 2036 Fund[2]	8.18	5.74%	—	4.46
S&P 500 Index[3,4]	10.14	11.01	—	10.48
Bloomberg U.S. Aggregate Index[4,5]	0.36	–0.06	—	–0.13
American Funds College 2033 Fund[2]	5.43	5.10	—	5.09
S&P 500 Index[3,4]	10.14	11.01	—	10.65
Bloomberg U.S. Aggregate Index[4,5]	0.36	–0.06	—	0.29
American Funds College 2030 Fund	2.64	4.02	4.71%	5.98
American Funds College 2027 Fund	1.47	2.80	3.74	4.86
American Funds College 2024 Fund	2.03	2.06	3.01	3.90
S&P 500 Index[3,4]	10.14	11.01	11.18	12.03
Bloomberg U.S. Aggregate Index[4,5]	0.36	–0.06	0.88	0.79
American Funds College Enrollment Fund	1.63	0.59	0.66	0.54
Bloomberg U.S. Aggregate 1–5 Years Index[4,6]	2.82	1.00	1.05	0.99

Past results are not predictive of results in future periods.

[1]	Since September 14, 2012, for all funds except College 2039 Fund, which commenced operations on March 26, 2021, College 2036 Fund, which commenced operations on February 9, 2018, and College 2033 Fund, which commenced operations on March 27, 2015.
[2]	Five- and 10-year returns for College 2039 Fund are unavailable since the fund commenced operations on March 26, 2021. 10-year returns for College 2036 Fund are unavailable since the fund commenced operations on February 9, 2018. 10-year returns for College 2033 Fund are unavailable since the fund commenced operations on March 27, 2015.
[3]	The S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. Source: S&P Dow Jones Indices LLC.
[4]	The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. There have been periods when the fund has lagged the index.
[5]	Bloomberg U.S. Aggregate Index represents the U.S. investment-grade (bonds rated BBB/Baa and above) fixed-rate bond market. Source: Bloomberg Index Services Ltd.
[6]	Bloomberg U.S. Aggregate 1–5 Years Index represents securities in the one- to five-year maturity range of the U.S. investment-grade (bonds rated BBB/Baa and above) fixed-rate bond market. Source: Bloomberg Index Services Ltd.

4	American Funds College Target Date Series

The value of a $10,000 investment

How a hypothetical $10,000 investment has grown (for periods ended October 31, 2023, with all distributions reinvested)

Fund results shown are for Class 529-A shares and reflect deduction of the maximum sales charge of 3.50% (2.50% for College Enrollment Fund) on a $10,000 investment.1 Thus, the net amount invested was $9,650 ($9,750 for College Enrollment Fund). Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com.

College 2039 Fund

Average annual total returns5 based on a $1,000 investment

(for periods ended October 31, 2023)*

	1 year	Lifetime (since 3/26/21)

Class 529-A shares	5.58%	–4.06%

*	Assumes payment of the maximum 3.50% sales charge.

College 2036 Fund

Average annual total returns5 based on a $1,000 investment

(for periods ended October 31, 2023)*

	1 year	5 years	Lifetime (since 2/9/18)

Class 529-A shares	4.37%	5.00%	3.82%

*	Assumes payment of the maximum 3.50% sales charge.

College 2033 Fund

Average annual total returns5 based on a $1,000 investment

(for periods ended October 31, 2023)*

	1 year	5 years	Lifetime (since 3/27/15)

Class 529-A shares	1.70%	4.35%	4.66%

*	Assumes payment of the maximum 3.50% sales charge.

College 2030 Fund

Average annual total returns5 based on a $1,000 investment

(for periods ended October 31, 2023)*

	1 year	5 years	10 years

Class 529-A shares	–0.93%	3.29%	4.34%

*	Assumes payment of the maximum 3.50% sales charge.

Refer to page 6 for footnotes.

American Funds College Target Date Series	5

College 2027 Fund

Average annual total returns5 based on a $1,000 investment

(for periods ended October 31, 2023)*

	1 year	5 years	10 years

Class 529-A shares	–2.07%	2.07%	3.37%

*	Assumes payment of the maximum 3.50% sales charge.

College 2024 Fund

Average annual total returns5 based on a $1,000 investment

(for periods ended October 31, 2023)*

	1 year	5 years	10 years

Class 529-A shares	–1.51%	1.33%	2.64%

*	Assumes payment of the maximum 3.50% sales charge.

College Enrollment Fund

Average annual total returns5 based on a $1,000 investment

(for periods ended October 31, 2023)*

	1 year	5 years	10 years

Class 529-A shares	–0.88%	0.08%	0.41%

*	Assumes payment of the maximum 2.50% sales charge.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $250,000 ($500,000 for College Enrollment Fund) or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	Source: S&P Dow Jones Indices LLC. The S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.
[3]	The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
[4]	Source: Bloomberg Index Services Ltd. Bloomberg U.S. Aggregate Index represents the U.S. investment-grade (bonds rated BBB/Baa and above) fixed-rate bond market.
[5]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The college target date funds invest in Class R-6 shares of the underlying funds. The investment adviser has in the past reimbursed certain expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to the fund’s most recent prospectus for details. For more information on fee waivers and expense reimbursements, refer to capitalgroup.com.
[6]	Source: Bloomberg Index Services Ltd. Bloomberg U.S. Aggregate 1–5 Years Index represents securities in the one- to five-year maturity range of the U.S. investment-grade (bonds rated BBB/Baa and above) fixed-rate bond market.

The results shown are before taxes on fund distributions and sale of fund shares.

6	American Funds College Target Date Series

Investment approach for American Funds College Target Date Series

About the series

Launched in September 2012, American Funds College Target Date Series was designed to provide a low-maintenance investment option for parents who want to use a 529 savings plan to save for college.

An investor simply needs to select the College Target Date Series fund that most closely corresponds to the projected enrollment year of the student. American Funds takes care of the fund selection and the asset allocation and adjusts these over time as the enrollment date approaches. The only thing investors should need to worry about is making contributions.

For dates far from enrollment, the respective funds of funds have an emphasis on long-term growth of capital. For dates close to enrollment, the funds of funds have an emphasis on near-term preservation of capital.

The funds in the series have a conservative tilt. The automatic rebalancing is disciplined and frequent to align the funds with their stated investment objective.

The investment professionals of the Target Date Solutions Committee don’t attempt to be tactical asset allocators — that is, buy or sell based on market changes. They work out the rebalancing schedule, or “glide path,” that they believe would make sense through the cycle, and they stick to it.

The target allocations shown are as of October 31, 2023, and are subject to the Target Date Solutions Committee’s discretion. The investment adviser anticipates that the funds will invest their assets within a range that deviates no more than 10% above or below the allocations shown in the prospectus. Underlying funds may be added or removed during the year. Refer to capitalgroup.com for current allocations.

American Funds College Target Date Series	7

American Funds College 2039 Fund

Investment portfolio October 31, 2023

Growth funds 46%	Shares	Value (000)
AMCAP Fund, Class R-6	1,840,981	$62,851
SMALLCAP World Fund, Inc., Class R-6	1,087,954	62,851
The Growth Fund of America, Class R-6	870,636	50,271
New Perspective Fund, Class R-6	856,146	43,980
EuroPacific Growth Fund, Class R-6	506,484	25,198
The New Economy Fund, Class R-6	511,287	25,109
American Funds Global Insight Fund, Class R-6	980,668	18,819
		289,079

Growth-and-income funds 37%
The Investment Company of America, Class R-6	1,375,760	62,625
Fundamental Investors, Class R-6	891,409	57,451
Capital World Growth and Income Fund, Class R-6	1,045,940	56,334
Washington Mutual Investors Fund, Class R-6	718,240	37,463
International Growth and Income Fund, Class R-6	580,654	18,593
		232,466

Balanced funds 10%
American Funds Global Balanced Fund, Class R-6	963,257	31,364
American Balanced Fund, Class R-6	1,074,383	31,264
		62,628

Fixed income funds 7%
American High-Income Trust, Class R-6	3,614,210	32,022
U.S. Government Securities Fund, Class R-6	1,125,834	12,835
		44,857

Total investment securities 100% (cost: $666,107,000)		629,030
Other assets less liabilities 0%		(160)

Net assets 100%		$628,870

8	American Funds College Target Date Series

American Funds College 2039 Fund (continued)

Investments in affiliates1

	Value at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 46%
AMCAP Fund, Class R-6	$29,594	$30,171	$686	$140	$3,632	$62,851	$315	$—
SMALLCAP World Fund, Inc., Class R-6	27,985	36,956	—	—	(2,090)	62,851	106	—
The Growth Fund of America, Class R-6	21,216	26,387	—	—	2,668	50,271	167	862
New Perspective Fund, Class R-6	20,099	22,787	—	—	1,094	43,980	265	728
EuroPacific Growth Fund, Class R-6	13,675	12,008	1,041	168	388	25,198	316	—
The New Economy Fund, Class R-6	11,999	11,457	201	38	1,816	25,109	44	—
American Funds Global Insight Fund, Class R-6	5,858	12,770	—	—	191	18,819	98	—
						289,079
Growth-and-income funds 37%
The Investment Company of America, Class R-6	24,196	35,499	—	—	2,930	62,625	722	871
Fundamental Investors, Class R-6	31,374	26,243	2,614	362	2,086	57,451	822	1,004
Capital World Growth and Income Fund, Class R-6	27,547	27,395	1,037	183	2,246	56,334	1,015	—
Washington Mutual Investors Fund, Class R-6	11,104	26,803	—	—	(444)	37,463	447	701
International Growth and Income Fund, Class R-6	9,114	9,149	287	55	562	18,593	448	123
						232,466
Balanced funds 10%
American Funds Global Balanced Fund, Class R-6	9,775	21,800	—	—	(211)	31,364	412	—
American Balanced Fund, Class R-6	9,775	21,617	—	—	(128)	31,264	359	—
						62,628
Fixed income funds 7%
American High-Income Trust, Class R-6	—	32,922	—	—	(900)	32,022	733	—
U.S. Government Securities Fund, Class R-6	25,973	34,528	46,757	(1,490)	581	12,835	1,138	—
Capital World Bond Fund, Class R-6[2]	—	—	46	46	—	—	(46)	—
						44,857
Total 100%				$(498)	$14,421	$629,030	$7,361	$4,289

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

American Funds College Target Date Series	9

American Funds College 2036 Fund

Investment portfolio October 31, 2023

Growth funds 30%	Shares	Value (000)
The Growth Fund of America, Class R-6	2,148,485	$124,054
AMCAP Fund, Class R-6	3,226,586	110,156
SMALLCAP World Fund, Inc., Class R-6	1,582,623	91,428
New Perspective Fund, Class R-6	1,744,041	89,591
American Funds Global Insight Fund, Class R-6	3,605,124	69,182
The New Economy Fund, Class R-6	1,105,539	54,293
EuroPacific Growth Fund, Class R-6	103,171	5,133
		543,837

Growth-and-income funds 36%
The Investment Company of America, Class R-6	3,546,267	161,426
Capital World Growth and Income Fund, Class R-6	2,974,375	160,200
Fundamental Investors, Class R-6	2,213,021	142,629
Washington Mutual Investors Fund, Class R-6	2,384,874	124,395
International Growth and Income Fund, Class R-6	1,648,510	52,786
		641,436

Balanced funds 10%
American Balanced Fund, Class R-6	3,617,913	105,281
American Funds Global Balanced Fund, Class R-6	2,231,476	72,657
		177,938

Fixed income funds 24%
The Bond Fund of America, Class R-6	16,542,837	176,677
American High-Income Trust, Class R-6	14,099,967	124,926
American Funds Multi-Sector Income Fund, Class R-6	14,216,239	122,544
U.S. Government Securities Fund, Class R-6	253,076	2,885
		427,032

Total investment securities 100% (cost: $1,939,329,000)		1,790,243
Other assets less liabilities 0%		(487)

Net assets 100%		$1,789,756

10	American Funds College Target Date Series

American Funds College 2036 Fund (continued)

Investments in affiliates1

	Value at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 30%
The Growth Fund of America, Class R-6	$85,609	$29,678	$139	$27	$8,879	$124,054	$617	$3,176
AMCAP Fund, Class R-6	101,930	8,095	12,497	2,024	10,604	110,156	716	—
SMALLCAP World Fund, Inc., Class R-6	94,894	5,702	10,828	582	1,078	91,428	323	—
New Perspective Fund, Class R-6	63,846	21,609	—	—	4,136	89,591	766	2,107
American Funds Global Insight Fund, Class R-6	49,107	16,266	—	—	3,809	69,182	757	—
The New Economy Fund, Class R-6	45,423	3,411	754	113	6,100	54,293	147	—
EuroPacific Growth Fund, Class R-6	20,566	457	19,215	(917)	4,242	5,133	417	—
						543,837
Growth-and-income funds 36%
The Investment Company of America, Class R-6	116,302	33,146	—	—	11,978	161,426	2,372	3,779
Capital World Growth and Income Fund, Class R-6	123,233	24,441	—	—	12,526	160,200	3,428	—
Fundamental Investors, Class R-6	116,452	17,721	642	107	8,991	142,629	2,418	3,037
Washington Mutual Investors Fund, Class R-6	74,929	49,862	—	—	(396)	124,395	2,098	3,552
International Growth and Income Fund, Class R-6	39,957	8,521	—	—	4,308	52,786	1,411	518
						641,436
Balanced funds 10%
American Balanced Fund, Class R-6	76,034	27,277	—	—	1,970	105,281	1,833	—
American Funds Global Balanced Fund, Class R-6	59,116	10,897	—	—	2,644	72,657	1,375	—
						177,938
Fixed income funds 24%
The Bond Fund of America, Class R-6	140,722	103,332	59,407	400	(8,370)	176,677	6,914	—
American High-Income Trust, Class R-6	—	128,749	—	—	(3,823)	124,926	3,237	—
American Funds Multi-Sector Income Fund, Class R-6	—	128,088	—	—	(5,544)	122,544	2,716	—
U.S. Government Securities Fund, Class R-6	171,054	52,042	222,015	(30,233)	32,037	2,885	4,470	—
Capital World Bond Fund, Class R-6[2]	—	—	307	307	—	—	(307)	—
						427,032
Total 100%				$(27,590)	$95,169	$1,790,243	$35,708	$16,169

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

American Funds College Target Date Series	11

American Funds College 2033 Fund

Investment portfolio October 31, 2023

Growth funds 8%	Shares	Value (000)
AMCAP Fund, Class R-6	1,635,947	$55,851
New Perspective Fund, Class R-6	1,049,459	53,911
American Funds Global Insight Fund, Class R-6	2,746,376	52,703
The Growth Fund of America, Class R-6	232,479	13,423
SMALLCAP World Fund, Inc., Class R-6	154,468	8,924
The New Economy Fund, Class R-6	118,918	5,840
		190,652

Growth-and-income funds 37%
American Mutual Fund, Class R-6	4,456,179	209,797
Capital World Growth and Income Fund, Class R-6	3,711,417	199,897
Washington Mutual Investors Fund, Class R-6	3,794,064	197,898
The Investment Company of America, Class R-6	3,916,010	178,257
Fundamental Investors, Class R-6	1,650,523	106,376
International Growth and Income Fund, Class R-6	1,588,016	50,848
		943,073

Equity-income funds 6%
Capital Income Builder, Class R-6	1,551,767	93,634
The Income Fund of America, Class R-6	3,213,502	69,058
		162,692

Balanced funds 10%
American Balanced Fund, Class R-6	5,914,991	172,126
American Funds Global Balanced Fund, Class R-6	2,356,908	76,741
		248,867

Fixed income funds 39%
The Bond Fund of America, Class R-6	35,073,207	374,582
American High-Income Trust, Class R-6	20,112,858	178,200
American Funds Multi-Sector Income Fund, Class R-6	20,579,764	177,397
American Funds Mortgage Fund, Class R-6	14,655,388	121,493
American Funds Strategic Bond Fund, Class R-6	13,807,749	120,404
		972,076

Total investment securities 100% (cost: $2,760,952,000)		2,517,360
Other assets less liabilities 0%		(657)

Net assets 100%		$2,516,703

12	American Funds College Target Date Series

American Funds College 2033 Fund (continued)

Investments in affiliates1

	Value at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 8%
AMCAP Fund, Class R-6	$74,513	$440	$27,999	$659	$8,238	$55,851	$440	$—
New Perspective Fund, Class R-6	57,577	3,071	11,580	738	4,105	53,911	691	1,900
American Funds Global Insight Fund, Class R-6	59,045	2,007	14,047	(827)	6,525	52,703	911	—
The Growth Fund of America, Class R-6	48,536	2,019	40,744	2,069	1,543	13,423	328	1,691
SMALLCAP World Fund, Inc., Class R-6	40,764	139	35,364	(2,207)	5,592	8,924	139	—
The New Economy Fund, Class R-6	24,082	78	21,167	(7,057)	9,904	5,840	78	—
						190,652
Growth-and-income funds 37%
American Mutual Fund, Class R-6	106,297	111,128	—	—	(7,628)	209,797	3,493	3,019
Capital World Growth and Income Fund, Class R-6	179,665	12,855	11,507	1,540	17,344	199,897	4,639	—
Washington Mutual Investors Fund, Class R-6	131,340	67,092	83	14	(465)	197,898	3,400	5,637
The Investment Company of America, Class R-6	146,718	21,295	4,045	398	13,891	178,257	2,770	4,721
Fundamental Investors, Class R-6	119,883	6,678	29,395	(1,043)	10,253	106,376	2,197	2,891
International Growth and Income Fund, Class R-6	49,513	4,391	9,374	607	5,711	50,848	1,521	640
						943,073
Equity-income funds 6%
Capital Income Builder, Class R-6	53,523	42,413	—	—	(2,302)	93,634	2,723	—
The Income Fund of America, Class R-6	39,106	33,986	—	—	(4,034)	69,058	2,002	1,401
						162,692
Balanced funds 10%
American Balanced Fund, Class R-6	140,341	27,856	—	—	3,929	172,126	3,127	—
American Funds Global Balanced Fund, Class R-6	71,158	5,191	3,268	161	3,499	76,741	1,542	—
						248,867
Fixed income funds 39%
The Bond Fund of America, Class R-6	424,211	141,388	177,383	(5,132)	(8,502)	374,582	17,327	—
American High-Income Trust, Class R-6	—	184,141	512	1	(5,430)	178,200	4,630	—
American Funds Multi-Sector Income Fund, Class R-6	—	185,749	—	—	(8,352)	177,397	4,093	—
American Funds Mortgage Fund, Class R-6	64,292	65,557	—	—	(8,356)	121,493	4,172	—
American Funds Strategic Bond Fund, Class R-6[2]	64,209	66,207	48	—	(9,964)	120,404	4,914	—
Capital World Bond Fund, Class R-6[2]	—	—	259	259	—	—	(259)	—
U.S. Government Securities Fund, Class R-6[3]	229,684	24,449	257,270	(39,112)	42,249	—	5,445	—
						972,076
Total 100%				$(48,932)	$77,750	$2,517,360	$70,323	$21,900

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and dividend income amounts reflect the return of capital distribution.
[3]	Affiliated issuer during the reporting period but no longer held at 10/31/2023.

Refer to the notes to financial statements.

American Funds College Target Date Series	13

American Funds College 2030 Fund

Investment portfolio October 31, 2023

Growth funds 1%	Shares	Value (000)
AMCAP Fund, Class R-6	144,048	$4,918
New Perspective Fund, Class R-6	94,153	4,837
American Funds Global Insight Fund, Class R-6	250,993	4,816
		14,571

Growth-and-income funds 24%
American Mutual Fund, Class R-6	6,766,490	318,566
Washington Mutual Investors Fund, Class R-6	4,406,703	229,854
Capital World Growth and Income Fund, Class R-6	2,549,705	137,327
The Investment Company of America, Class R-6	1,702,124	77,481
Fundamental Investors, Class R-6	154,638	9,966
International Growth and Income Fund, Class R-6	150,678	4,825
		778,019

Equity-income funds 14%
The Income Fund of America, Class R-6	12,957,658	278,460
Capital Income Builder, Class R-6	3,110,824	187,707
		466,167

Balanced funds 9%
American Balanced Fund, Class R-6	7,748,737	225,488
American Funds Global Balanced Fund, Class R-6	2,050,616	66,768
		292,256

Fixed income funds 52%
The Bond Fund of America, Class R-6	42,863,699	457,784
American Funds Mortgage Fund, Class R-6	38,366,775	318,061
American Funds Strategic Bond Fund, Class R-6	36,193,782	315,610
American High-Income Trust, Class R-6	26,105,922	231,298
American Funds Multi-Sector Income Fund, Class R-6	26,479,820	228,256
Intermediate Bond Fund of America, Class R-6	12,813,852	154,023
		1,705,032

Total investment securities 100% (cost: $3,659,695,000)		3,256,045
Other assets less liabilities 0%		(826)

Net assets 100%		$3,255,219

14	American Funds College Target Date Series

American Funds College 2030 Fund (continued)

Investments in affiliates1

	Value at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 1%
AMCAP Fund, Class R-6	$22,608	$201	$21,106	$(5,011)	$8,226	$4,918	$88	$—
New Perspective Fund, Class R-6	22,436	1,043	21,240	(5,122)	7,720	4,837	269	741
American Funds Global Insight Fund, Class R-6	23,050	355	21,543	(1,419)	4,373	4,816	355	—
						14,571
Growth-and-income funds 24%
American Mutual Fund, Class R-6	261,435	70,669	906	129	(12,761)	318,566	6,741	7,426
Washington Mutual Investors Fund, Class R-6	145,176	99,482	13,941	2,110	(2,973)	229,854	3,656	5,780
Capital World Growth and Income Fund, Class R-6	164,917	7,535	54,224	637	18,462	137,327	3,779	—
The Investment Company of America, Class R-6	105,713	6,603	45,558	(2,778)	13,501	77,481	1,618	3,401
Fundamental Investors, Class R-6	45,989	1,797	42,220	(6,455)	10,855	9,966	618	933
International Growth and Income Fund, Class R-6	22,360	684	22,288	(987)	5,056	4,825	395	289
						778,019
Equity-income funds 14%
The Income Fund of America, Class R-6	200,625	94,421	—	—	(16,586)	278,460	9,035	7,186
Capital Income Builder, Class R-6	152,963	37,114	—	—	(2,370)	187,707	6,611	—
						466,167
Balanced funds 9%
American Balanced Fund, Class R-6	206,335	12,848	—	—	6,305	225,488	4,365	—
American Funds Global Balanced Fund, Class R-6	69,444	2,568	9,232	156	3,832	66,768	1,421	—
						292,256
Fixed income funds 52%
The Bond Fund of America, Class R-6	640,502	84,460	254,007	(22,969)	9,798	457,784	23,355	—
American Funds Mortgage Fund, Class R-6	229,583	108,855	—	—	(20,377)	318,061	12,111	—
American Funds Strategic Bond Fund, Class R-6[2]	227,119	114,600	169	—	(25,940)	315,610	15,084	—
American High-Income Trust, Class R-6	—	238,315	—	—	(7,017)	231,298	6,017	—
American Funds Multi-Sector Income Fund, Class R-6	—	239,001	—	—	(10,745)	228,256	5,283	—
Intermediate Bond Fund of America, Class R-6	277,317	132,962	253,236	(7,980)	4,960	154,023	10,049	—
U.S. Government Securities Fund, Class R-6[3]	110,305	1,620	114,270	(18,816)	21,161	—	1,860	—
						1,705,032
Total 100%				$(68,505)	$15,480	$3,256,045	$112,710	$25,756

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and dividend income amounts reflect the return of capital distribution.
[3]	Affiliated issuer during the reporting period but no longer held at 10/31/2023.

Refer to the notes to financial statements.

American Funds College Target Date Series	15

American Funds College 2027 Fund

Investment portfolio October 31, 2023

Growth-and-income funds 15%	Shares	Value (000)
American Mutual Fund, Class R-6	5,993,676	$282,182
Washington Mutual Investors Fund, Class R-6	1,290,683	67,322
Capital World Growth and Income Fund, Class R-6	1,115,014	60,055
The Investment Company of America, Class R-6	98,042	4,463
		414,022

Equity-income funds 7%
The Income Fund of America, Class R-6	6,929,414	148,913
Capital Income Builder, Class R-6	1,056,889	63,773
		212,686

Balanced funds 7%
American Balanced Fund, Class R-6	6,777,821	197,235
American Funds Global Balanced Fund, Class R-6	129,591	4,219
		201,454

Fixed income funds 71%
Intermediate Bond Fund of America, Class R-6	37,006,056	444,813
American Funds Mortgage Fund, Class R-6	50,311,193	417,080
The Bond Fund of America, Class R-6	29,830,088	318,585
American Funds Strategic Bond Fund, Class R-6	32,392,938	282,466
Short-Term Bond Fund of America, Class R-6	29,191,773	273,235
American High-Income Trust, Class R-6	16,807,415	148,914
American Funds Multi-Sector Income Fund, Class R-6	16,980,895	146,375
		2,031,468

Total investment securities 100% (cost: $3,232,286,000)		2,859,630
Other assets less liabilities 0%		(643)

Net assets 100%		$2,858,987

16	American Funds College Target Date Series

American Funds College 2027 Fund (continued)

Investments in affiliates1

	Value at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 15%
American Mutual Fund, Class R-6	$245,956	$63,616	$16,874	$3,166	$(13,682)	$282,182	$5,958	$6,718
Washington Mutual Investors Fund, Class R-6	41,274	38,852	12,764	(168)	128	67,322	886	1,275
Capital World Growth and Income Fund, Class R-6	73,477	3,604	25,533	2,940	5,567	60,055	1,662	—
The Investment Company of America, Class R-6	20,814	948	19,631	(1,715)	4,047	4,463	237	496
						414,022
Equity-income funds 7%
The Income Fund of America, Class R-6	174,047	14,169	31,157	524	(8,670)	148,913	6,125	5,747
Capital Income Builder, Class R-6	93,086	4,080	35,138	(1,968)	3,713	63,773	3,144	—
						212,686
Balanced funds 7%
American Balanced Fund, Class R-6	184,169	10,423	3,284	168	5,759	197,235	3,835	—
American Funds Global Balanced Fund, Class R-6	20,374	266	18,296	(2,859)	4,734	4,219	266	—
						201,454
Fixed income funds 71%
Intermediate Bond Fund of America, Class R-6	722,313	195,048	465,241	(19,211)	11,904	444,813	24,602	—
American Funds Mortgage Fund, Class R-6	330,732	112,297	—	—	(25,949)	417,080	16,460	—
The Bond Fund of America, Class R-6	449,902	25,195	147,885	(16,156)	7,529	318,585	15,861	—
American Funds Strategic Bond Fund, Class R-6[2]	250,062	55,871	191	—	(23,276)	282,466	15,526	—
Short-Term Bond Fund of America, Class R-6	—	274,677	—	—	(1,442)	273,235	3,671	—
American High-Income Trust, Class R-6	—	153,432	—	—	(4,518)	148,914	3,874	—
American Funds Multi-Sector Income Fund, Class R-6	—	153,272	—	—	(6,897)	146,375	3,394	—
						2,031,468
Total 100%				$(35,279)	$(41,053)	$2,859,630	$105,501	$14,236

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

American Funds College Target Date Series	17

American Funds College 2024 Fund

Investment portfolio October 31, 2023

Growth-and-income funds 9%	Shares	Value (000)
American Mutual Fund, Class R-6	5,194,546	$244,559
Washington Mutual Investors Fund, Class R-6	77,649	4,050
Capital World Growth and Income Fund, Class R-6	74,208	3,997
		252,606

Equity-income funds 0%
The Income Fund of America, Class R-6	223,606	4,805
Capital Income Builder, Class R-6	47,756	2,882
		7,687

Balanced funds 5%
American Balanced Fund, Class R-6	4,791,013	139,418

Fixed income funds 86%
Short-Term Bond Fund of America, Class R-6	128,306,125	1,200,945
Intermediate Bond Fund of America, Class R-6	58,811,314	706,912
American Funds Mortgage Fund, Class R-6	34,105,734	282,736
American Funds Strategic Bond Fund, Class R-6	16,864,296	147,057
The Bond Fund of America, Class R-6	2,161,103	23,081
American High-Income Trust, Class R-6	1,223,570	10,841
American Funds Multi-Sector Income Fund, Class R-6	1,253,693	10,807
		2,382,379

Total investment securities 100% (cost: $3,080,765,000)		2,782,090
Other assets less liabilities 0%		(803)

Net assets 100%		$2,781,287

18	American Funds College Target Date Series

American Funds College 2024 Fund (continued)

Investments in affiliates1

	Value at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 9%
American Mutual Fund, Class R-6	$193,444	$119,754	$60,350	$9,617	$(17,906)	$244,559	$4,448	$4,946
Washington Mutual Investors Fund, Class R-6	—	4,487	352	10	(95)	4,050	19	—
Capital World Growth and Income Fund, Class R-6	21,969	265	20,952	2,061	654	3,997	265	—
						252,606
Equity-income funds 0%
The Income Fund of America, Class R-6	52,692	3,198	51,038	(1,506)	1,459	4,805	1,075	1,503
Capital Income Builder, Class R-6	22,150	476	20,909	(1,449)	2,614	2,882	461	—
						7,687
Balanced funds 5%
American Balanced Fund, Class R-6	166,138	5,614	38,925	(2,557)	9,148	139,418	3,070	—
Fixed income funds 86%
Short-Term Bond Fund of America, Class R-6	639,391	652,678	84,283	2	(6,843)	1,200,945	31,893	—
Intermediate Bond Fund of America, Class R-6	1,009,877	48,994	341,435	(20,318)	9,794	706,912	32,787	—
American Funds Mortgage Fund, Class R-6	334,516	13,790	50,532	(4,805)	(10,233)	282,736	13,369	—
American Funds Strategic Bond Fund, Class R-6[2]	275,482	28,240	142,894	(26,871)	13,100	147,057	15,248	—
The Bond Fund of America, Class R-6	162,967	3,102	146,562	(22,814)	26,388	23,081	3,085	—
American High-Income Trust, Class R-6	—	11,603	436	3	(329)	10,841	285	—
American Funds Multi-Sector Income Fund, Class R-6	—	11,571	255	1	(510)	10,807	252	—
						2,382,379
Total 100%				$(68,626)	$27,241	$2,782,090	$106,257	$6,449

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

American Funds College Target Date Series	19

American Funds College Enrollment Fund

Investment portfolio October 31, 2023

Growth-and-income funds 9%	Shares	Value (000)
American Mutual Fund, Class R-6	3,054,636	$143,812

Balanced funds 5%
American Balanced Fund, Class R-6	2,750,223	80,032

Fixed income funds 86%
Short-Term Bond Fund of America, Class R-6	79,172,594	741,056
Intermediate Bond Fund of America, Class R-6	35,756,248	429,790
American Funds Mortgage Fund, Class R-6	19,566,266	162,204
American Funds Strategic Bond Fund, Class R-6	9,328,575	81,345
		1,414,395

Total investment securities 100% (cost: $1,832,890,000)		1,638,239
Other assets less liabilities 0%		(527)

Net assets 100%		$1,637,712

Investments in affiliates1

	Value at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 9%
American Mutual Fund, Class R-6	$106,871	$82,187	$40,212	$1,509	$(6,543)	$143,812	$2,550	$2,838
Balanced funds 5%
American Balanced Fund, Class R-6	106,804	2,294	33,304	(3,198)	7,436	80,032	1,871	—
Fixed income funds 86%
Short-Term Bond Fund of America, Class R-6	743,966	211,867	211,829	(5,818)	2,870	741,056	24,293	—
Intermediate Bond Fund of America, Class R-6	744,156	21,410	331,738	(28,138)	24,100	429,790	21,410	—
American Funds Mortgage Fund, Class R-6	211,153	8,068	49,063	(5,899)	(2,055)	162,204	7,855	—
American Funds Strategic Bond Fund, Class R-6[2]	207,768	11,206	130,657	(31,096)	24,124	81,345	10,279	—
						1,414,395
Total 100%				$(72,640)	$49,932	$1,638,239	$68,258	$2,838

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

20	American Funds College Target Date Series

Financial statements

Statements of assets and liabilities at October 31, 2023	(dollars and shares in thousands, except per-share amounts)

		College 2039 Fund	College 2036 Fund	College 2033 Fund	College 2030 Fund	College 2027 Fund
Assets:
Investment securities of affiliated issuers, at value		$629,030	$1,790,243	$2,517,360	$3,256,045	$2,859,630
Receivables for:
Sales of fund’s shares		3,097	1,303	1,820	1,322	1,855
Dividends		248	2,193	4,126	6,464	7,334
Total assets		632,375	1,793,739	2,523,306	3,263,831	2,868,819

Liabilities:
Payables for:
Purchases of investments		3,249	3,271	5,603	6,751	7,547
Repurchases of fund’s shares		95	225	344	985	1,503
Services provided by related parties		129	391	519	695	623
Trustees’ deferred compensation		1	6	11	18	16
Other		31	90	126	163	143
Total liabilities		3,505	3,983	6,603	8,612	9,832
Net assets at October 31, 2023		$628,870	$1,789,756	$2,516,703	$3,255,219	$2,858,987

Net assets consist of:
Capital paid in on shares of beneficial interest		$658,851	$1,930,039	$2,742,611	$3,628,912	$3,182,149
Total accumulated loss		(29,981)	(140,283)	(225,908)	(373,693)	(323,162)
Net assets at October 31, 2023		$628,870	$1,789,756	$2,516,703	$3,255,219	$2,858,987

Investment securities of affiliated issuers, at cost		$666,107	$1,939,329	$2,760,952	$3,659,695	$3,232,286

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 529-A:	Net assets	$444,124	$1,386,194	$2,061,407	$2,675,964	$2,263,630
	Shares outstanding	49,177	132,215	192,170	227,071	203,557
	Net asset value per share	$9.03	$10.48	$10.73	$11.78	$11.12
Class 529-C:	Net assets	$48,354	$90,671	$75,158	$107,033	$138,777
	Shares outstanding	5,414	8,798	7,105	9,230	12,661
	Net asset value per share	$8.93	$10.31	$10.58	$11.60	$10.96
Class 529-E:	Net assets	$8,769	$39,120	$62,029	$83,634	$73,820
	Shares outstanding	973	3,745	5,824	7,164	6,706
	Net asset value per share	$9.01	$10.45	$10.65	$11.67	$11.01
Class 529-T:	Net assets	$10	$13	$14	$13	$12
	Shares outstanding	1	1	1	1	1
	Net asset value per share	$9.09	$10.59	$10.78	$11.83	$11.17
Class 529-F-1:	Net assets	$9	$13	$10	$10	$10
	Shares outstanding	1	1	1	1	1
	Net asset value per share	$9.09	$10.57	$10.79	$11.85	$11.19
Class 529-F-2:	Net assets	$127,362	$273,717	$317,524	$387,658	$382,728
	Shares outstanding	14,032	26,095	29,584	32,878	34,403
	Net asset value per share	$9.08	$10.49	$10.73	$11.79	$11.12
Class 529-F-3:	Net assets	$242	$28	$561	$907	$10
	Shares outstanding	27	3	52	77	1
	Net asset value per share	$9.09	$10.62	$10.73	$11.79	$11.12

Refer to the notes to financial statements.

American Funds College Target Date Series	21

Financial statements (continued)

Statements of assets and liabilities at October 31, 2023 (continued)	(dollars and shares in thousands, except per-share amounts)

		College 2024 Fund	College Enrollment Fund
Assets:
Investment securities of affiliated issuers, at value		$2,782,090	$1,638,239
Receivables for:
Sales of investments		258	678
Sales of fund’s shares		1,014	261
Dividends		8,176	4,862
Total assets		2,791,538	1,644,040

Liabilities:
Payables for:
Purchases of investments		8,176	4,862
Repurchases of fund’s shares		1,274	979
Services provided by related parties		644	381
Trustees’ deferred compensation		18	24
Other		139	82
Total liabilities		10,251	6,328
Net assets at October 31, 2023		$2,781,287	$1,637,712

Net assets consist of:
Capital paid in on shares of beneficial interest		$3,070,759	$1,875,683
Total accumulated loss		(289,472)	(237,971)
Net assets at October 31, 2023		$2,781,287	$1,637,712

Investment securities of affiliated issuers, at cost		$3,080,765	$1,832,890

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 529-A:	Net assets	$2,144,433	$1,287,142
	Shares outstanding	198,986	143,035
	Net asset value per share	$10.78	$9.00
Class 529-C:	Net assets	$190,004	$80,799
	Shares outstanding	17,907	8,946
	Net asset value per share	$10.61	$9.03
Class 529-E:	Net assets	$80,602	$52,998
	Shares outstanding	7,525	5,906
	Net asset value per share	$10.71	$8.97
Class 529-T:	Net assets	$12	$11
	Shares outstanding	1	1
	Net asset value per share	$10.81	$9.02
Class 529-F-1:	Net assets	$10	$9
	Shares outstanding	1	1
	Net asset value per share	$10.83	$9.03
Class 529-F-2:	Net assets	$365,788	$216,744
	Shares outstanding	33,934	24,069
	Net asset value per share	$10.78	$9.01
Class 529-F-3:	Net assets	$438	$9
	Shares outstanding	41	1
	Net asset value per share	$10.78	$9.00

Refer to the notes to financial statements.

22	American Funds College Target Date Series

Financial statements (continued)

Statements of operations for the year ended October 31, 2023	(dollars in thousands)

	College 2039 Fund		College 2036 Fund	College 2033 Fund	College 2030 Fund	College 2027 Fund
Investment income:
Income:
Dividends from affiliated issuers	$7,361		$35,708	$70,323	$112,710	$105,501

Fees and expenses*:
Distribution services	1,411		4,309	5,992	7,999	7,187
Transfer agent services	529		1,856	2,715	3,607	3,143
529 plan services	285		1,002	1,455	1,933	1,696
Reports to shareholders	11		40	58	77	67
Registration statement and prospectus	43		103	138	176	141
Trustees’ compensation	1		6	8	12	11
Auditing and legal	4		12	18	24	21
Custodian	1		4	7	9	8
Other	1		3	4	6	5
Total fees and expenses before waivers	2,286		7,335	10,395	13,843	12,279
Less waivers of fees and expenses:
Transfer agent services waivers	—	†	— †	— †	— †	— †
Total fees and expenses after waivers	2,286		7,335	10,395	13,843	12,279
Net investment income	5,075		28,373	59,928	98,867	93,222

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized loss on sale of investments in affiliated issuers	(498)		(27,590)	(48,932)	(68,505)	(35,279)
Capital gain distributions received from affiliated issuers	4,289		16,169	21,900	25,756	14,236
	3,791		(11,421)	(27,032)	(42,749)	(21,043)
Net unrealized appreciation (depreciation) on investments in affiliated issuers	14,421		95,169	77,750	15,480	(41,053)
Net realized gain (loss) and unrealized appreciation (depreciation)	18,212		83,748	50,718	(27,269)	(62,096)
Net increase in net assets resulting from operations	$23,287		$112,121	$110,646	$71,598	$31,126

Refer to the end of the statements of operations for footnotes.

Refer to the notes to financial statements.

American Funds College Target Date Series	23

Financial statements (continued)

Statements of operations for the year ended October 31, 2023 (continued)	(dollars in thousands)

	College 2024 Fund	College Enrollment Fund
Investment income:
Income:
Dividends from affiliated issuers	$106,257	$68,258

Fees and expenses*:
Distribution services	7,886	4,870
Transfer agent services	3,232	2,051
529 plan services	1,749	1,133
Reports to shareholders	70	46
Registration statement and prospectus	119	65
Trustees’ compensation	11	7
Auditing and legal	21	14
Custodian	8	5
Other	5	4
Total fees and expenses before waivers	13,101	8,195
Less waivers of fees and expenses:
Transfer agent services waivers	— †	— †
Total fees and expenses after waivers	13,101	8,195
Net investment income	93,156	60,063

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized loss on sale of investments in affiliated issuers	(68,626)	(72,640)
Capital gain distributions received from affiliated issuers	6,449	2,838
	(62,177)	(69,802)
Net unrealized appreciation (depreciation) on investments in affiliated issuers	27,241	49,932
Net realized gain (loss) and unrealized appreciation (depreciation)	(34,936)	(19,870)
Net increase in net assets resulting from operations	$58,220	$40,193

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

Refer to the notes to financial statements.

24	American Funds College Target Date Series

Financial statements (continued)

Statements of changes in net assets	(dollars in thousands)

	College 2039 Fund		College 2036 Fund		College 2033 Fund
	Year ended October 31,		Year ended October 31,		Year ended October 31,
	2023	2022	2023	2022	2023	2022
Operations:
Net investment income	$5,075	$1,465	$28,373	$16,092	$59,928	$34,369
Net realized gain (loss)	3,791	5,359	(11,421)	46,034	(27,032)	55,586
Net unrealized appreciation (depreciation)	14,421	(53,241)	95,169	(381,538)	77,750	(506,192)
Net increase (decrease) in net assets resulting from operations	23,287	(46,417)	112,121	(319,412)	110,646	(416,237)

Distributions paid to shareholders	(8,161)	(512)	(65,538)	(103,659)	(97,514)	(237,382)

Net capital share transactions	334,390	257,155	364,389	449,200	379,677	542,538

Total increase (decrease) in net assets	349,516	210,226	410,972	26,129	392,809	(111,081)

Net assets:
Beginning of year	279,354	69,128	1,378,784	1,352,655	2,123,894	2,234,975
End of year	$628,870	$279,354	$1,789,756	$1,378,784	$2,516,703	$2,123,894

	College 2030 Fund		College 2027 Fund		College 2024 Fund
	Year ended October 31,		Year ended October 31,		Year ended October 31,
	2023	2022	2023	2022	2023	2022
Operations:
Net investment income	$98,867	$57,765	$93,222	$52,631	$93,156	$50,998
Net realized gain (loss)	(42,749)	47,326	(21,043)	23,601	(62,177)	13,371
Net unrealized appreciation (depreciation)	15,480	(537,359)	(41,053)	(403,809)	27,241	(382,326)
Net increase (decrease) in net assets resulting from operations	71,598	(432,268)	31,126	(327,577)	58,220	(317,957)

Distributions paid to shareholders	(119,272)	(348,319)	(89,087)	(192,518)	(78,730)	(144,351)

Net capital share transactions	375,848	654,174	311,526	448,774	(76,206)	202,263

Total increase (decrease) in net assets	328,174	(126,413)	253,565	(71,321)	(96,716)	(260,045)

Net assets:
Beginning of year	2,927,045	3,053,458	2,605,422	2,676,743	2,878,003	3,138,048
End of year	$3,255,219	$2,927,045	$2,858,987	$2,605,422	$2,781,287	$2,878,003

Refer to the notes to financial statements.

American Funds College Target Date Series	25

Financial statements (continued)

Statements of changes in net assets (continued)	(dollars in thousands)

	College Enrollment Fund
	Year ended October 31,
	2023	2022
Operations:
Net investment income	$60,063	$35,492
Net realized gain (loss)	(69,802)	(18,838)
Net unrealized appreciation (depreciation)	49,932	(240,469)
Net increase (decrease) in net assets resulting from operations	40,193	(223,815)

Distributions paid to shareholders	(45,828)	(30,814)

Net capital share transactions	(476,616)	(603,251)

Total increase (decrease) in net assets	(482,251)	(857,880)

Net assets:
Beginning of year	2,119,963	2,977,843
End of year	$1,637,712	$2,119,963

Refer to the notes to financial statements.

26	American Funds College Target Date Series

Notes to financial statements

1. Organization

American Funds College Target Date Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The series consists of seven funds (the “funds”) — American Funds College 2039 Fund (“College 2039 Fund”), American Funds College 2036 Fund (“College 2036 Fund”), American Funds College 2033 Fund (“College 2033 Fund”), American Funds College 2030 Fund (“College 2030 Fund”), American Funds College 2027 Fund (“College 2027 Fund”), American Funds College 2024 Fund (“College 2024 Fund”) and American Funds College Enrollment Fund (“College Enrollment Fund”). The assets of each fund are segregated, with each fund accounted for separately.

Each fund in the series is designed for investors who plan to attend college in, or close to, the year designated in the fund’s name. Depending on its proximity to its target date, each fund will seek to achieve the following objectives to varying degrees: growth, income and preservation of capital. As each fund approaches its target date, it will increasingly emphasize income and preservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds. When each fund reaches its target date, it will primarily invest in fixed income funds and may merge into the College Enrollment Fund, which principally invests in fixed income funds. Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”), the series’ investment adviser, is also the investment adviser of the underlying funds.

Each fund in the series has seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3). The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class 529-A	Up to 2.50% for College Enrollment Fund; up to 3.50% for all other funds	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-C	None	1.00% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Class 529-T*	Up to 2.50%	None	None
Classes 529-F-1, 529-F-2 and 529-F-3	None	None	None
*	Class 529-T shares are not available for purchase.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution and transfer agent services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

2. Significant accounting policies

Each fund in the series is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date.

American Funds College Target Date Series	27

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution and transfer agent services, are charged directly to the respective share class of each fund.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

3. Valuation

Security valuation — The net asset value per share of each fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information.

Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. As of October 31, 2023, all of the investment securities held by each fund were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — Investments in each fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of each fund’s assets could cause the funds to lose value or their results to lag relevant benchmarks or other funds with similar objectives. Some of the funds may invest in an underlying fixed-income fund that is a nondiversified investment company under the Investment Company Act of 1940. To the extent that any of the funds that invest in the nondiversified investment company invests a larger percentage of its assets in securities of one or more issuers, poor performance by these securities could have a greater adverse impact on that fund’s investment results.

Fund structure — Each fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in each fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as each fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by each fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the funds’ investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for each fund. This strategy could raise certain conflicts of interest when determining the overall asset allocation of each fund or choosing underlying investments for each fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of each fund.

28	American Funds College Target Date Series

Underlying fund risks — Because each fund’s investments consist of underlying funds, each fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the underlying funds invest in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the underlying funds’ investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks may be even greater in the case of smaller capitalization stocks. As the fund nears its target date, a decreasing proportion of the fund’s assets will be invested in underlying funds that invest primarily in stocks. Accordingly, these risks are expected to be more significant the further the fund is removed from its target date and are expected to lessen as the fund approaches its target date.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities which may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

American Funds College Target Date Series	29

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks. These risks will be more significant as the fund approaches its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the underlying fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Management — The investment adviser to each fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

30	American Funds College Target Date Series

As of and during the year ended October 31, 2023, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the year, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Dividends from net investment income and distributions from short-term net realized gains shown in the funds’ statements of changes in net assets are considered ordinary income distributions for tax purposes. Distributions from long-term net realized gains in the funds’ statements of changes in net assets are considered long-term capital gain distributions for tax purposes.

Additional tax basis disclosures for each fund as of October 31, 2023, were as follows (dollars in thousands):

	College 2039 Fund	College 2036 Fund	College 2033 Fund	College 2030 Fund	College 2027 Fund	College 2024 Fund	College Enrollment Fund
Undistributed ordinary income	$3,701	$20,721	$45,307	$73,557	$70,761	$71,848	$45,540
Undistributed long-term capital gains	3,416	—	—	—	—	—	—
Capital loss carryforward*	—	(11,802)	(27,537)	(43,516)	(21,220)	(61,787)	(86,297)
Gross unrealized appreciation on investments	22	2,376	19,021	14,974	4,545	183	—
Gross unrealized depreciation on investments	(37,119)	(151,572)	(262,688)	(418,690)	(377,232)	(299,697)	(197,190)
Net unrealized depreciation on investments	(37,097)	(149,196)	(243,667)	(403,716)	(372,687)	(299,514)	(197,190)
Cost of investments	666,127	1,939,439	2,761,027	3,659,761	3,232,317	3,081,604	1,835,429
Reclassification from total accumulated loss/distributable earnings to capital paid in on shares of beneficial interest	12	5	6	2	—	5	—

*	Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in future years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

College 2039 Fund

	Year ended October 31, 2023						Year ended October 31, 2022
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class 529-A	$1,973		$3,888		$5,861		$319		$47		$366
Class 529-C	92		390		482		19		4		23
Class 529-E	35		78		113		6		1		7
Class 529-T	—	†	—	†	—	†	—	†	—	†	—	†
Class 529-F-1	—	†	—	†	—	†	—	†	—	†	—	†
Class 529-F-2	670		1,035		1,705		104		12		116
Class 529-F-3	—	†	—	†	—	†	—	†	—	†	—	†
Total	$2,770		$5,391		$8,161		$448		$64		$512

Refer to the end of the tables for footnote.

American Funds College Target Date Series	31

College 2036 Fund

	Year ended October 31, 2023						Year ended October 31, 2022
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class 529-A	$14,847		$36,105		$50,952		$11,990		$68,916		$80,906
Class 529-C	483		2,725		3,208		473		5,695		6,168
Class 529-E	357		1,019		1,376		283		1,903		2,186
Class 529-T	—	†	—	†	—	†	—	†	1		1
Class 529-F-1	—	†	1		1		—	†	1		1
Class 529-F-2	3,322		6,678		10,000		2,510		11,763		14,273
Class 529-F-3	—	†	1		1		23		101		124
Total	$19,009		$46,529		$65,538		$15,279		$88,380		$103,659

College 2033 Fund
	Year ended October 31, 2023						Year ended October 31, 2022
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class 529-A	$34,090		$46,186		$80,276		$29,094		$166,515		$195,609
Class 529-C	804		2,033		2,837		787		9,407		10,194
Class 529-E	948		1,448		2,396		788		5,186		5,974
Class 529-T	—	†	—	†	—	†	—	†	1		1
Class 529-F-1	—	†	—	†	—	†	—	†	1		1
Class 529-F-2	5,500		6,480		11,980		4,289		21,182		25,471
Class 529-F-3	12		13		25		23		109		132
Total	$41,354		$56,160		$97,514		$34,981		$202,401		$237,382

College 2030 Fund
	Year ended October 31, 2023						Year ended October 31, 2022
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class 529-A	$58,688		$39,685		$98,373		$46,958		$241,570		$288,528
Class 529-C	1,736		1,814		3,550		1,435		13,169		14,604
Class 529-E	1,727		1,288		3,015		1,354		7,844		9,198
Class 529-T	—	†	—	†	—	†	—	†	1		1
Class 529-F-1	—	†	—	†	—	†	—	†	1		1
Class 529-F-2	8,908		5,381		14,289		6,480		29,322		35,802
Class 529-F-3	28		17		45		34		151		185
Total	$71,087		$48,185		$119,272		$56,261		$292,058		$348,319

College 2027 Fund
	Year ended October 31, 2023						Year ended October 31, 2022
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class 529-A	$52,427		$19,057		$71,484		$41,813		$113,866		$155,679
Class 529-C	2,243		1,195		3,438		1,656		7,459		9,115
Class 529-E	1,601		639		2,240		1,235		3,771		5,006
Class 529-T	1		—	†	1		—	†	1		1
Class 529-F-1	—	†	—	†	—	†	—	†	—	†	—	†
Class 529-F-2	8,992		2,932		11,924		6,646		16,070		22,716
Class 529-F-3	—	†	—	†	—	†	—	†	1		1
Total	$65,264		$23,823		$89,087		$51,350		$141,168		$192,518

Refer to the end of the tables for footnote.

32	American Funds College Target Date Series

College 2024 Fund

	Year ended October 31, 2023						Year ended October 31, 2022
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class 529-A	$51,014		$10,692		$61,706		$28,579		$84,804		$113,383
Class 529-C	3,162		1,043		4,205		1,069		8,932		10,001
Class 529-E	1,809		424		2,233		929		3,441		4,370
Class 529-T	—	†	—	†	—	†	—	†	1		1
Class 529-F-1	—	†	—	†	—	†	—	†	1		1
Class 529-F-2	8,913		1,655		10,568		4,801		11,748		16,549
Class 529-F-3	15		3		18		14		32		46
Total	$64,913		$13,817		$78,730		$35,392		$108,959		$144,351

College Enrollment Fund

	Year ended October 31, 2023						Year ended October 31, 2022
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class 529-A	$36,366		$—		$36,366		$13,119		$11,417		$24,536
Class 529-C	1,478		—		1,478		24		1,142		1,166
Class 529-E	1,351		—		1,351		389		499		888
Class 529-T	—	†	—		—	†	—	†	—	†	—	†
Class 529-F-1	—	†	—		—	†	—	†	—	†	—	†
Class 529-F-2	6,633		—		6,633		2,550		1,674		4,224
Class 529-F-3	—	†	—		—	†	—	†	—	†	—	†
Total	$45,828		$—		$45,828		$16,082		$14,732		$30,814

†	Amount less than one thousand.

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in each fund’s financial highlights table.

Class-specific fees and expenses — Expenses that are specific to individual share classes of each fund are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes of each fund, except Class 529-F-2 and 529-F-3 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.50% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. Each share class may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class 529-A	0.30%	0.50%
Class 529-C	1.00	1.00
Class 529-E	0.50	0.75
Classes 529-T and 529-F-1	0.25	0.50

American Funds College Target Date Series	33

For Class 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit is not exceeded. As of October 31, 2023, unreimbursed expenses subject to reimbursement totaled $62,000 for College 2039 Fund’s Class 529-A shares. There were no unreimbursed expenses subject to reimbursement on any other funds.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders. For the year ended October 31, 2023, AFS waived transfer agent services fees of less than $1,000 total for Class 529-F-1 shares of College 2039 Fund, College 2036 Fund, College 2033 Fund, College 2030 Fund, College 2027 Fund, College 2024 Fund and College Enrollment Fund. AFS does not intend to recoup these waivers.

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to the series. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the series and market developments that impact underlying fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each underlying fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets for Class R-6 shares. CRMC receives administrative services fees at the annual rate of 0.03% of the average daily net assets of the Class R-6 shares of each underlying fund for CRMC’s provision of administrative services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

529 plan services — Each 529 share class of each fund is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to any of the funds.

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended October 31, 2023, the 529 plan services fees were $9,253,000, which were equivalent to 0.060% of the average daily net assets of each 529 share class of each fund.

For the year ended October 31, 2023, the class-specific expenses of each fund under these agreements described in this section were as follows (dollars in thousands):

College 2039 Fund

Share class	Distribution services	Transfer agent services		529 plan services
Class 529-A	$1,022	$408		$203
Class 529-C	356	43		21
Class 529-E	33	5		4
Class 529-T	—	—	*	—	*
Class 529-F-1	—	—	*	—	*
Class 529-F-2	Not applicable	73		57
Class 529-F-3	Not applicable	—	*	—	*
Total class-specific expenses	$1,411	$529		$285

College 2036 Fund

Share class	Distribution services	Transfer agent services		529 plan services
Class 529-A	$3,212	$1,546		$776
Class 529-C	914	108		55
Class 529-E	183	29		22
Class 529-T	—	—	*	—	*
Class 529-F-1	—	—	*	—	*
Class 529-F-2	Not applicable	173		149
Class 529-F-3	Not applicable	—	*	—	*
Total class-specific expenses	$4,309	$1,856		$1,002

Refer to the end of the tables for footnote.

34	American Funds College Target Date Series

College 2033 Fund

Share class	Distribution services	Transfer agent services		529 plan services
Class 529-A	$4,888	$2,372		$1,195
Class 529-C	795	93		48
Class 529-E	309	50		37
Class 529-T	—	—	*	—	*
Class 529-F-1	—	—	*	—	*
Class 529-F-2	Not applicable	200		175
Class 529-F-3	Not applicable	—	*	—	*
Total class-specific expenses	$5,992	$2,715		$1,455

College 2030 Fund

Share class	Distribution services	Transfer agent services		529 plan services
Class 529-A	$6,443	$3,154		$1,592
Class 529-C	1,130	133		67
Class 529-E	426	69		51
Class 529-T	—	—	*	—	*
Class 529-F-1	—	—	*	—	*
Class 529-F-2	Not applicable	251		222
Class 529-F-3	Not applicable	—	*	1
Total class-specific expenses	$7,999	$3,607		$1,933

College 2027 Fund

Share class	Distribution services	Transfer agent services		529 plan services
Class 529-A	$5,416	$2,674		$1,352
Class 529-C	1,396	165		83
Class 529-E	375	61		45
Class 529-T	—	—	*	—	*
Class 529-F-1	—	—	*	—	*
Class 529-F-2	Not applicable	243		216
Class 529-F-3	Not applicable	—	*	—	*
Total class-specific expenses	$7,187	$3,143		$1,696

College 2024 Fund

Share class	Distribution services	Transfer agent services		529 plan services
Class 529-A	$5,338	$2,671		$1,352
Class 529-C	2,109	248		126
Class 529-E	439	72		53
Class 529-T	—	—	*	—	*
Class 529-F-1	—	—	*	—	*
Class 529-F-2	Not applicable	241		217
Class 529-F-3	Not applicable	—	*	1
Total class-specific expenses	$7,886	$3,232		$1,749

College Enrollment Fund

Share class	Distribution services	Transfer agent services		529 plan services
Class 529-A	$3,489	$1,746		$887
Class 529-C	1,074	125		64
Class 529-E	307	52		37
Class 529-T	—	—	*	—	*
Class 529-F-1	—	—	*	—	*
Class 529-F-2	Not applicable	128		145
Class 529-F-3	Not applicable	—	*	—	*
Total class-specific expenses	$4,870	$2,051		$1,133

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation shown on the accompanying financial statements reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

	Current fees	Increase in value of deferred amounts		Total trustees’ compensation
College 2039 Fund	$1	$—	*	$1
College 2036 Fund	5	1		6
College 2033 Fund	7	1		8
College 2030 Fund	10	2		12
College 2027 Fund	9	2		11
College 2024 Fund	9	2		11
College Enrollment Fund	6	1		7

*	Amount less than one thousand.

American Funds College Target Date Series	35

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.

7. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.

8. Investment transactions

The funds engaged in purchases and sales of investment securities of affiliated issuers during the year ended October 31, 2023, as follows (dollars in thousands):

	Purchases	Sales
College 2039 Fund	$370,568	$52,628
College 2036 Fund	657,868	325,480
College 2033 Fund	995,650	643,738
College 2030 Fund	1,246,392	872,983
College 2027 Fund	1,098,983	775,240
College 2024 Fund	901,341	956,189
College Enrollment Fund	337,033	786,807

9. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

College 2039 Fund

	Sales*		Reinvestments of distributions				Repurchases*		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares

Year ended October 31, 2023

Class 529-A	$241,266	26,375	$5,859		690		$(16,010)	(1,743)	$231,115		25,322
Class 529-C	29,825	3,286	482		57		(2,247)	(245)	28,060		3,098
Class 529-E	4,957	543	113		14		(387)	(43)	4,683		514
Class 529-T	—	—	—	†	—	†	—	—	—	†	—	†
Class 529-F-1	—	—	—	†	—	†	—	—	—	†	—	†
Class 529-F-2	72,725	7,911	1,704		200		(4,128)	(446)	70,301		7,665
Class 529-F-3	231	26	—	†	—	†	—	—	231		26
Total net increase (decrease)	$349,004	38,141	$8,158		961		$(22,772)	(2,477)	$334,390		36,625

Year ended October 31, 2022

Class 529-A	$192,093	20,038	$366		34		$(8,951)	(965)	$183,508		19,107
Class 529-C	19,455	2,028	23		2		(840)	(92)	18,638		1,938
Class 529-E	3,554	372	6		1		(143)	(15)	3,417		358
Class 529-T	—	—	—	†	—	†	—	—	—	†	—	†
Class 529-F-1	—	—	—	†	—	†	—	—	—	†	—	†
Class 529-F-2	53,516	5,531	117		11		(2,041)	(205)	51,592		5,337
Class 529-F-3	—	—	—	†	—	†	—	—	—	†	—	†
Total net increase (decrease)	$268,618	27,969	$512		48		$(11,975)	(1,277)	$257,155		26,740

Refer to the end of the tables for footnotes.

36	American Funds College Target Date Series

College 2036 Fund

	Sales*		Reinvestments of distributions			Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2023

Class 529-A	$289,341	27,212	$50,941	5,105		$(62,977)	(5,897)	$277,305	26,420
Class 529-C	15,677	1,492	3,207	324		(11,499)	(1,084)	7,385	732
Class 529-E	8,592	812	1,376	138		(1,818)	(172)	8,150	778
Class 529-T	—	—	1	—	†	—	—	1	—	†
Class 529-F-1	—	—	1	—	†	—	—	1	—	†
Class 529-F-2	75,136	7,071	10,000	1,004		(13,590)	(1,266)	71,546	6,809
Class 529-F-3	—	—	1	—	†	—	—	1	—	†
Total net increase (decrease)	$388,746	36,587	$65,527	6,571		$(89,884)	(8,419)	$364,389	34,739

Year ended October 31, 2022

Class 529-A	$313,790	26,971	$80,899	6,380		$(53,140)	(4,585)	$341,549	28,766
Class 529-C	22,018	1,869	6,166	491		(6,424)	(558)	21,760	1,802
Class 529-E	9,709	839	2,186	173		(1,659)	(146)	10,236	866
Class 529-T	—	—	1	—	†	—	—	1	—	†
Class 529-F-1	—	—	1	—	†	—	—	1	—	†
Class 529-F-2	75,935	6,510	14,266	1,127		(12,769)	(1,121)	77,432	6,516
Class 529-F-3	—	—	124	11		(1,903)	(164)	(1,779)	(153)
Total net increase (decrease)	$421,452	36,189	$103,643	8,182		$(75,895)	(6,574)	$449,200	37,797

College 2033 Fund

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2023

Class 529-A	$328,689	29,914	$80,265		7,616		$(106,605)	(9,665)	$302,349	27,865
Class 529-C	16,331	1,502	2,836		271		(24,222)	(2,227)	(5,055)	(454)
Class 529-E	9,131	836	2,396		229		(4,335)	(393)	7,192	672
Class 529-T	—	—	1		—	†	—	—	1	—	†
Class 529-F-1	—	—	—	†	—	†	—	—	— †	—	†
Class 529-F-2	78,186	7,120	11,979		1,139		(15,014)	(1,364)	75,151	6,895
Class 529-F-3	14	1	25		2		—	—	39	3
Total net increase (decrease)	$432,351	39,373	$97,502		9,257		$(150,176)	(13,649)	$379,677	34,981

Year ended October 31, 2022

Class 529-A	$341,311	28,296	$195,588		15,221		$(90,575)	(7,542)	$446,324	35,975
Class 529-C	18,360	1,531	10,190		799		(29,078)	(2,417)	(528)	(87)
Class 529-E	10,674	894	5,975		467		(2,441)	(206)	14,208	1,155
Class 529-T	—	—	2		—	†	—	—	2	—	†
Class 529-F-1	—	—	1		—	†	—	—	1	—	†
Class 529-F-2	69,642	5,771	25,468		1,985		(12,078)	(1,021)	83,032	6,735
Class 529-F-3	14	1	131		11		(646)	(54)	(501)	(42)
Total net increase (decrease)	$440,001	36,493	$237,355		18,483		$(134,818)	(11,240)	$542,538	43,736

Refer to the end of the tables for footnotes.

American Funds College Target Date Series	37

College 2030 Fund

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2023

Class 529-A	$358,485	29,421	$98,356		8,265		$(154,895)	(12,708)	$301,946	24,978
Class 529-C	27,433	2,280	3,549		301		(34,331)	(2,851)	(3,349)	(270)
Class 529-E	11,160	924	3,016		255		(6,841)	(565)	7,335	614
Class 529-T	—	—	1		—	†	—	—	1	—	†
Class 529-F-1	—	—	—	†	—	†	—	—	— †	—	†
Class 529-F-2	79,612	6,537	14,274		1,203		(23,794)	(1,955)	70,092	5,785
Class 529-F-3	11	1	44		4		(232)	(19)	(177)	(14)
Total net increase (decrease)	$476,701	39,163	$119,240		10,028		$(220,093)	(18,098)	$375,848	31,093

Year ended October 31, 2022

Class 529-A	$380,460	28,474	$288,384		20,807		$(137,665)	(10,391)	$531,179	38,890
Class 529-C	27,467	2,089	14,585		1,063		(38,303)	(2,898)	3,749	254
Class 529-E	13,251	1,009	9,198		668		(5,866)	(453)	16,583	1,224
Class 529-T	—	—	2		—	†	—	—	2	—	†
Class 529-F-1	—	—	1		—	†	—	—	1	—	†
Class 529-F-2	83,143	6,256	35,801		2,589		(16,080)	(1,226)	102,864	7,619
Class 529-F-3	12	1	186		13		(402)	(32)	(204)	(18)
Total net increase (decrease)	$504,333	37,829	$348,157		25,140		$(198,316)	(15,000)	$654,174	47,969

College 2027 Fund

	Sales*		Reinvestments of distributions				Repurchases*		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares

Year ended October 31, 2023

Class 529-A	$336,098	29,233	$71,472		6,302		$(185,944)	(16,182)	$221,626		19,353
Class 529-C	45,246	3,983	3,438		305		(37,604)	(3,308)	11,080		980
Class 529-E	11,719	1,030	2,240		200		(8,014)	(705)	5,945		525
Class 529-T	—	—	—	†	—	†	—	—	—	†	—	†
Class 529-F-1	—	—	—	†	—	†	—	—	—	†	—	†
Class 529-F-2	91,062	7,930	11,921		1,053		(30,108)	(2,622)	72,875		6,361
Class 529-F-3	—	—	—	†	—	†	—	—	—	†	—	†
Total net increase (decrease)	$484,125	42,176	$89,071		7,860		$(261,670)	(22,817)	$311,526		27,219

Year ended October 31, 2022

Class 529-A	$339,243	27,211	$155,653		12,085		$(149,700)	(12,093)	$345,196		27,203
Class 529-C	41,763	3,407	9,113		713		(36,557)	(2,972)	14,319		1,148
Class 529-E	12,288	999	5,003		391		(5,698)	(460)	11,593		930
Class 529-T	—	—	1		—	†	—	—	1		—	†
Class 529-F-1	—	—	1		—	†	—	—	1		—	†
Class 529-F-2	77,617	6,268	22,711		1,768		(22,665)	(1,822)	77,663		6,214
Class 529-F-3	—	—	1		—	†	—	—	1		—	†
Total net increase (decrease)	$470,911	37,885	$192,483		14,957		$(214,620)	(17,347)	$448,774		35,495

Refer to the end of the tables for footnotes.

38	American Funds College Target Date Series

College 2024 Fund

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2023

Class 529-A	$306,696	27,953	$61,694		5,681		$(439,953)	(40,104)	$(71,563)	(6,470)
Class 529-C	51,839	4,784	4,204		391		(81,414)	(7,514)	(25,371)	(2,339)
Class 529-E	11,745	1,077	2,233		206		(21,637)	(1,984)	(7,659)	(701)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	82,575	7,532	10,565		975		(64,541)	(5,886)	28,599	2,621
Class 529-F-3	—	—	18		2		(230)	(21)	(212)	(19)
Total net increase (decrease)	$452,855	41,346	$78,714		7,255		$(607,775)	(55,509)	$(76,206)	(6,908)

Year ended October 31, 2022

Class 529-A	$333,484	28,392	$113,364		9,377		$(303,553)	(26,135)	$143,295	11,634
Class 529-C	60,218	5,189	10,000		834		(74,666)	(6,479)	(4,448)	(456)
Class 529-E	13,670	1,169	4,369		363		(14,791)	(1,272)	3,248	260
Class 529-T	—	—	1		—	†	—	—	1	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	84,364	7,252	16,546		1,371		(40,483)	(3,502)	60,427	5,121
Class 529-F-3	—	—	46		4		(306)	(26)	(260)	(22)
Total net increase (decrease)	$491,736	42,002	$144,326		11,949		$(433,799)	(37,414)	$202,263	16,537

College Enrollment Fund

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2023

Class 529-A	$202,589	22,140	$36,337		4,011		$(596,555)	(65,200)	$(357,629)	(39,049)
Class 529-C	21,975	2,388	1,477		162		(78,115)	(8,484)	(54,663)	(5,934)
Class 529-E	7,833	858	1,349		149		(27,199)	(2,979)	(18,017)	(1,972)
Class 529-T	—	—	—		—		—	—	—	—
Class 529-F-1	—	—	—		—		—	—	—	—
Class 529-F-2	44,598	4,875	6,630		733		(97,535)	(10,659)	(46,307)	(5,051)
Class 529-F-3	—	—	—		—		—	—	—	—
Total net increase (decrease)	$276,995	30,261	$45,793		5,055		$(799,404)	(87,322)	$(476,616)	(52,006)

Year ended October 31, 2022

Class 529-A	$239,409	24,877	$24,516		2,469		$(712,235)	(74,033)	$(448,310)	(46,687)
Class 529-C	34,107	3,533	1,164		116		(121,915)	(12,626)	(86,644)	(8,977)
Class 529-E	10,989	1,144	887		90		(34,889)	(3,627)	(23,013)	(2,393)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	58,022	6,099	4,222		426		(107,528)	(11,172)	(45,284)	(4,647)
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Total net increase (decrease)	$342,527	35,653	$30,789		3,101		$(976,567)	(101,458)	$(603,251)	(62,704)

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

American Funds College Target Date Series	39

Financial highlights

College 2039 Fund

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class 529-A:
10/31/2023	$8.46	$.10	$.68	$.78	$(.07)	$(.14)	$(.21)	$9.03	9.44%		$444		.49%		.49%		.87%		1.05%
10/31/2022	11.04	.07	(2.60)	(2.53)	(.04)	(.01)	(.05)	8.46	(23.02)		202		.48		.48		.85		.78
10/31/2021[6,7]	10.00	.03	1.01	1.04	—	—	—	11.04	10.40	[8]	53		.47	[9]	.47	[9]	.87	[9]	.45	[9]
Class 529-C:
10/31/2023	8.39	.03	.68	.71	(.03)	(.14)	(.17)	8.93	8.66		48		1.19		1.19		1.57		.33
10/31/2022	11.01	.01	(2.59)	(2.58)	(.03)	(.01)	(.04)	8.39	(23.55)		19		1.18		1.18		1.55		.06
10/31/2021[6,7]	10.00	(.02)	1.03	1.01	—	—	—	11.01	10.10	[8]	4		1.16	[9]	1.16	[9]	1.56	[9]	(.35)[9]
Class 529-E:
10/31/2023	8.45	.08	.68	.76	(.06)	(.14)	(.20)	9.01	9.23		9		.65		.65		1.03		.89
10/31/2022	11.04	.06	(2.60)	(2.54)	(.04)	(.01)	(.05)	8.45	(23.16)		4		.64		.64		1.01		.61
10/31/2021[6,7]	10.00	.02	1.02	1.04	—	—	—	11.04	10.40	[8]	1		.60	[9]	.60	[9]	1.00	[9]	.35	[9]
Class 529-T:
10/31/2023	8.50	.13	.69	.82	(.09)	(.14)	(.23)	9.09	9.81	[10]	—	[11]	.18	[10]	.18	[10]	.56	[10]	1.44	[10]
10/31/2022	11.05	.11	(2.61)	(2.50)	(.04)	(.01)	(.05)	8.50	(22.74)[10]		—	[11]	.17	[10]	.17	[10]	.54	[10]	1.19	[10]
10/31/2021[6,7]	10.00	.05	1.00	1.05	—	—	—	11.05	10.50	[8,10]	—	[11]	.21	[9,10]	.20	[9,10]	.60	[9,10]	.72	[9,10]
Class 529-F-1:
10/31/2023	8.50	.13	.68	.81	(.08)	(.14)	(.22)	9.09	9.77	[10]	—	[11]	.22	[10]	.20	[10]	.58	[10]	1.42	[10]
10/31/2022	11.05	.11	(2.61)	(2.50)	(.04)	(.01)	(.05)	8.50	(22.78)[10]		—	[11]	.21	[10]	.21	[10]	.58	[10]	1.15	[10]
10/31/2021[6,7]	10.00	.04	1.01	1.05	—	—	—	11.05	10.50	[8,10]	—	[11]	.28	[9,10]	.27	[9,10]	.67	[9,10]	.65	[9,10]
Class 529-F-2:
10/31/2023	8.50	.13	.68	.81	(.09)	(.14)	(.23)	9.08	9.77		128		.15		.15		.53		1.38
10/31/2022	11.06	.10	(2.60)	(2.50)	(.05)	(.01)	(.06)	8.50	(22.73)		54		.15		.15		.52		1.11
10/31/2021[6,7]	10.00	.05	1.01	1.06	—	—	—	11.06	10.60	[8]	11		.16	[9]	.16	[9]	.56	[9]	.72	[9]
Class 529-F-3:
10/31/2023	8.51	.14	.67	.81	(.09)	(.14)	(.23)	9.09	9.79		—	[11]	.07		.07		.45		1.45
10/31/2022	11.06	.12	(2.61)	(2.49)	(.05)	(.01)	(.06)	8.51	(22.65)		—	[11]	.07		.07		.44		1.29
10/31/2021[6,7]	10.00	.05	1.01	1.06	—	—	—	11.06	10.60	[8]	—	[11]	.07	[9]	.07	[9]	.47	[9]	.84	[9]

Refer to the end of the tables for footnotes.

40	American Funds College Target Date Series

Financial highlights (continued)

College 2036 Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers[4]		Ratio of expenses to average net assets after waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-A:
10/31/2023	$10.14	$.18	$.63	$.81	$(.14)	$(.33)	$(.47)	$10.48	8.18%	$1,386		.44%		.44%		.79%		1.69%
10/31/2022	13.77	.13	(2.76)	(2.63)	(.10)	(.90)	(1.00)	10.14	(20.54)	1,073		.43		.43		.78		1.18
10/31/2021	11.22	.11	2.97	3.08	(.14)	(.39)	(.53)	13.77	28.16	1,061		.44		.44		.81		.83
10/31/2020	10.68	.12	.71	.83	(.14)	(.15)	(.29)	11.22	7.80	552		.48		.48		.85		1.15
10/31/2019	9.71	.15	.93	1.08	(.09)	(.02)	(.11)	10.68	11.33	275		.51		.51		.89		1.51
Class 529-C:
10/31/2023	9.97	.10	.63	.73	(.06)	(.33)	(.39)	10.31	7.48	91		1.19		1.19		1.54		.94
10/31/2022	13.58	.05	(2.73)	(2.68)	(.03)	(.90)	(.93)	9.97	(21.17)	80		1.18		1.18		1.53		.43
10/31/2021	11.10	.01	2.95	2.96	(.09)	(.39)	(.48)	13.58	27.22	85		1.17		1.17		1.54		.09
10/31/2020	10.59	.05	.70	.75	(.09)	(.15)	(.24)	11.10	7.12	36		1.18		1.18		1.55		.48
10/31/2019	9.67	.08	.92	1.00	(.06)	(.02)	(.08)	10.59	10.48	18		1.20		1.20		1.58		.83
Class 529-E:
10/31/2023	10.11	.16	.63	.79	(.12)	(.33)	(.45)	10.45	7.98	39		.65		.65		1.00		1.48
10/31/2022	13.73	.11	(2.75)	(2.64)	(.08)	(.90)	(.98)	10.11	(20.66)	30		.64		.64		.99		.96
10/31/2021	11.20	.08	2.96	3.04	(.12)	(.39)	(.51)	13.73	27.82	29		.64		.64		1.01		.62
10/31/2020	10.67	.11	.70	.81	(.13)	(.15)	(.28)	11.20	7.60	15		.65		.65		1.02		1.00
10/31/2019	9.70	.14	.93	1.07	(.08)	(.02)	(.10)	10.67	11.19	8		.67		.67		1.05		1.36
Class 529-T:
10/31/2023	10.23	.22	.63	.85	(.16)	(.33)	(.49)	10.59	8.56 [10]	—	[11]	.13	[10]	.13	[10]	.48	[10]	2.00	[10]
10/31/2022	13.87	.17	(2.78)	(2.61)	(.13)	(.90)	(1.03)	10.23	(20.31)[10]	—	[11]	.17	[10]	.17	[10]	.52	[10]	1.44	[10]
10/31/2021	11.29	.14	2.99	3.13	(.16)	(.39)	(.55)	13.87	28.42 [10]	—	[11]	.20	[10]	.20	[10]	.57	[10]	1.08	[10]
10/31/2020	10.73	.16	.70	.86	(.15)	(.15)	(.30)	11.29	8.06 [10]	—	[11]	.23	[10]	.23	[10]	.60	[10]	1.50	[10]
10/31/2019	9.72	.19	.93	1.12	(.09)	(.02)	(.11)	10.73	11.66 [10]	—	[11]	.26	[10]	.26	[10]	.64	[10]	1.89	[10]
Class 529-F-1:
10/31/2023	10.21	.21	.64	.85	(.16)	(.33)	(.49)	10.57	8.54 [10]	—	[11]	.20	[10]	.17	[10]	.52	[10]	1.96	[10]
10/31/2022	13.85	.16	(2.78)	(2.62)	(.12)	(.90)	(1.02)	10.21	(20.38)[10]	—	[11]	.21	[10]	.21	[10]	.56	[10]	1.40	[10]
10/31/2021	11.28	.13	2.99	3.12	(.16)	(.39)	(.55)	13.85	28.39 [10]	—	[11]	.24	[10]	.24	[10]	.61	[10]	.99	[10]
10/31/2020	10.72	.16	.71	.87	(.16)	(.15)	(.31)	11.28	8.17 [10]	—	[11]	.18	[10]	.18	[10]	.55	[10]	1.43	[10]
10/31/2019	9.73	.18	.94	1.12	(.11)	(.02)	(.13)	10.72	11.67	32		.20		.20		.58		1.80
Class 529-F-2:
10/31/2023	10.14	.21	.63	.84	(.16)	(.33)	(.49)	10.49	8.59	274		.14		.14		.49		1.99
10/31/2022	13.77	.16	(2.75)	(2.59)	(.14)	(.90)	(1.04)	10.14	(20.34)	196		.15		.15		.50		1.45
10/31/2021	11.22	.14	2.97	3.11	(.17)	(.39)	(.56)	13.77	28.44	176		.17		.17		.54		1.09
10/31/2020[6,12]	11.22	—	—	—	—	—	—	11.22	—	72		—		—		—		—
Class 529-F-3:
10/31/2023	10.15	.22	.63	.85	(.05)	(.33)	(.38)	10.62	8.59	—	[11]	.08		.08		.43		2.06
10/31/2022	13.77	.19	(2.77)	(2.58)	(.14)	(.90)	(1.04)	10.15	(20.23)	—	[11]	.07		.07		.42		1.56
10/31/2021	11.22	.16	2.96	3.12	(.18)	(.39)	(.57)	13.77	28.56	2		.07		.07		.44		1.23
10/31/2020[6,12]	11.22	—	—	—	—	—	—	11.22	—	—	[11]	—		—		—		—

Refer to the end of the tables for footnotes.

American Funds College Target Date Series	41

Financial highlights (continued)

College 2033 Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers[4]		Ratio of expenses to average net assets after waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-A:
10/31/2023	$10.64	$.27	$.30	$.57	$(.20)	$(.28)	$(.48)	$10.73	5.43%	$2,061		.43%		.43%		.73%		2.46%
10/31/2022	14.34	.19	(2.40)	(2.21)	(.15)	(1.34)	(1.49)	10.64	(17.23)	1,748		.42		.42		.73		1.57
10/31/2021	12.44	.15	2.54	2.69	(.23)	(.56)	(.79)	14.34	22.35	1,840		.42		.42		.75		1.07
10/31/2020	12.04	.17	.80	.97	(.21)	(.36)	(.57)	12.44	8.22	1,263		.42		.42		.76		1.42
10/31/2019	11.33	.20	.97	1.17	(.17)	(.29)	(.46)	12.04	10.95	952		.45		.45		.81		1.76
Class 529-C:
10/31/2023	10.48	.18	.31	.49	(.11)	(.28)	(.39)	10.58	4.67	75		1.19		1.19		1.49		1.69
10/31/2022	14.13	.09	(2.37)	(2.28)	(.03)	(1.34)	(1.37)	10.48	(17.86)	79		1.17		1.17		1.48		.80
10/31/2021	12.27	.04	2.51	2.55	(.13)	(.56)	(.69)	14.13	21.36	108		1.17		1.17		1.50		.32
10/31/2020	11.88	.08	.80	.88	(.13)	(.36)	(.49)	12.27	7.53	98		1.17		1.17		1.51		.71
10/31/2019	11.18	.12	.96	1.08	(.09)	(.29)	(.38)	11.88	10.13	94		1.18		1.18		1.54		1.03
Class 529-E:
10/31/2023	10.57	.24	.30	.54	(.18)	(.28)	(.46)	10.65	5.14	62		.65		.65		.95		2.24
10/31/2022	14.25	.16	(2.38)	(2.22)	(.12)	(1.34)	(1.46)	10.57	(17.38)	54		.64		.64		.95		1.35
10/31/2021	12.37	.12	2.53	2.65	(.21)	(.56)	(.77)	14.25	22.07	57		.63		.63		.96		.85
10/31/2020	11.98	.14	.79	.93	(.18)	(.36)	(.54)	12.37	7.99	40		.64		.64		.98		1.21
10/31/2019	11.28	.18	.96	1.14	(.15)	(.29)	(.44)	11.98	10.69	31		.66		.66		1.02		1.55
Class 529-T:
10/31/2023	10.69	.31	.29	.60	(.23)	(.28)	(.51)	10.78	5.67 [10]	—	[11]	.11	[10]	.11	[10]	.41	[10]	2.77	[10]
10/31/2022	14.39	.22	(2.41)	(2.19)	(.17)	(1.34)	(1.51)	10.69	(17.00)[10]	—	[11]	.17	[10]	.17	[10]	.48	[10]	1.82	[10]
10/31/2021	12.48	.17	2.56	2.73	(.26)	(.56)	(.82)	14.39	22.56 [10]	—	[11]	.21	[10]	.21	[10]	.54	[10]	1.27	[10]
10/31/2020	12.07	.20	.80	1.00	(.23)	(.36)	(.59)	12.48	8.46 [10]	—	[11]	.21	[10]	.21	[10]	.55	[10]	1.66	[10]
10/31/2019	11.35	.23	.97	1.20	(.19)	(.29)	(.48)	12.07	11.19 [10]	—	[11]	.24	[10]	.24	[10]	.60	[10]	1.99	[10]
Class 529-F-1:
10/31/2023	10.70	.30	.29	.59	(.22)	(.28)	(.50)	10.79	5.60 [10]	—	[11]	.22	[10]	.19	[10]	.49	[10]	2.70	[10]
10/31/2022	14.40	.21	(2.40)	(2.19)	(.17)	(1.34)	(1.51)	10.70	(17.04)[10]	—	[11]	.22	[10]	.22	[10]	.53	[10]	1.77	[10]
10/31/2021	12.51	.17	2.56	2.73	(.28)	(.56)	(.84)	14.40	22.52 [10]	—	[11]	.25	[10]	.25	[10]	.58	[10]	1.22	[10]
10/31/2020	12.10	.20	.80	1.00	(.23)	(.36)	(.59)	12.51	8.51 [10]	—	[11]	.18	[10]	.18	[10]	.52	[10]	1.66	[10]
10/31/2019	11.38	.23	.98	1.21	(.20)	(.29)	(.49)	12.10	11.29	92		.19		.19		.55		2.02
Class 529-F-2:
10/31/2023	10.64	.30	.30	.60	(.23)	(.28)	(.51)	10.73	5.74	318		.14		.14		.44		2.75
10/31/2022	14.34	.22	(2.40)	(2.18)	(.18)	(1.34)	(1.52)	10.64	(17.02)	242		.14		.14		.45		1.85
10/31/2021	12.44	.18	2.54	2.72	(.26)	(.56)	(.82)	14.34	22.62	229		.17		.17		.50		1.31
10/31/2020[6,12]	12.44	—	—	—	—	—	—	12.44	—	132		—		—		—		—
Class 529-F-3:
10/31/2023	10.64	.31	.30	.61	(.24)	(.28)	(.52)	10.73	5.78	1		.07		.07		.37		2.82
10/31/2022	14.34	.23	(2.40)	(2.17)	(.19)	(1.34)	(1.53)	10.64	(16.96)	1		.07		.07		.38		1.91
10/31/2021	12.44	.20	2.54	2.74	(.28)	(.56)	(.84)	14.34	22.77	1		.07		.07		.40		1.45
10/31/2020[6,12]	12.44	—	—	—	—	—	—	12.44	—	—	[11]	—		—		—		—

Refer to the end of the tables for footnotes.

42	American Funds College Target Date Series

Financial highlights (continued)

College 2030 Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers[4]		Ratio of expenses to average net assets after waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-A:
10/31/2023	$11.94	$.37	$(.05)	$.32	$(.29)	$(.19)	$(.48)	$11.78	2.64%	$2,676		.43%		.43%		.71%		3.05%
10/31/2022	15.49	.25	(2.07)	(1.82)	(.21)	(1.52)	(1.73)	11.94	(13.28)	2,413		.41		.41		.68		1.91
10/31/2021	13.99	.21	2.10	2.31	(.35)	(.46)	(.81)	15.49	17.04	2,527		.41		.41		.70		1.40
10/31/2020	13.86	.23	.52	.75	(.27)	(.35)	(.62)	13.99	5.53	1,896		.42		.42		.74		1.64
10/31/2019	13.32	.26	1.07	1.33	(.22)	(.57)	(.79)	13.86	10.81	1,482		.44		.44		.78		1.95
Class 529-C:
10/31/2023	11.75	.28	(.05)	.23	(.19)	(.19)	(.38)	11.60	1.90	107		1.19		1.19		1.47		2.29
10/31/2022	15.24	.15	(2.03)	(1.88)	(.09)	(1.52)	(1.61)	11.75	(13.86)	112		1.17		1.17		1.44		1.14
10/31/2021	13.72	.09	2.07	2.16	(.18)	(.46)	(.64)	15.24	16.16	141		1.16		1.16		1.45		.64
10/31/2020	13.61	.13	.51	.64	(.18)	(.35)	(.53)	13.72	4.74	139		1.16		1.16		1.48		.97
10/31/2019	13.09	.16	1.05	1.21	(.12)	(.57)	(.69)	13.61	9.94	218		1.18		1.18		1.52		1.21
Class 529-E:
10/31/2023	11.83	.34	(.05)	.29	(.26)	(.19)	(.45)	11.67	2.43	83		.65		.65		.93		2.83
10/31/2022	15.36	.22	(2.05)	(1.83)	(.18)	(1.52)	(1.70)	11.83	(13.46)	77		.64		.64		.91		1.68
10/31/2021	13.88	.17	2.09	2.26	(.32)	(.46)	(.78)	15.36	16.77	82		.63		.63		.92		1.17
10/31/2020	13.76	.19	.53	.72	(.25)	(.35)	(.60)	13.88	5.29	62		.64		.64		.96		1.43
10/31/2019	13.23	.23	1.06	1.29	(.19)	(.57)	(.76)	13.76	10.56	53		.65		.65		.99		1.74
Class 529-T:
10/31/2023	11.98	.41	(.05)	.36	(.32)	(.19)	(.51)	11.83	2.97 [10]	—	[11]	.11	[10]	.11	[10]	.39	[10]	3.38	[10]
10/31/2022	15.52	.28	(2.06)	(1.78)	(.24)	(1.52)	(1.76)	11.98	(13.01)[10]	—	[11]	.17	[10]	.17	[10]	.44	[10]	2.15	[10]
10/31/2021	14.01	.24	2.10	2.34	(.37)	(.46)	(.83)	15.52	17.28 [10]	—	[11]	.20	[10]	.20	[10]	.49	[10]	1.61	[10]
10/31/2020	13.88	.26	.52	.78	(.30)	(.35)	(.65)	14.01	5.70 [10]	—	[11]	.21	[10]	.21	[10]	.53	[10]	1.86	[10]
10/31/2019	13.33	.29	1.07	1.36	(.24)	(.57)	(.81)	13.88	11.07 [10]	—	[11]	.24	[10]	.24	[10]	.58	[10]	2.16	[10]
Class 529-F-1:
10/31/2023	12.00	.40	(.05)	.35	(.31)	(.19)	(.50)	11.85	2.91 [10]	—	[11]	.22	[10]	.19	[10]	.47	[10]	3.29	[10]
10/31/2022	15.55	.28	(2.08)	(1.80)	(.23)	(1.52)	(1.75)	12.00	(13.11)[10]	—	[11]	.22	[10]	.22	[10]	.49	[10]	2.10	[10]
10/31/2021	14.06	.23	2.12	2.35	(.40)	(.46)	(.86)	15.55	17.26 [10]	—	[11]	.25	[10]	.25	[10]	.54	[10]	1.53	[10]
10/31/2020	13.93	.26	.53	.79	(.31)	(.35)	(.66)	14.06	5.74 [10]	—	[11]	.17	[10]	.17	[10]	.49	[10]	1.88	[10]
10/31/2019	13.38	.29	1.08	1.37	(.25)	(.57)	(.82)	13.93	11.14	148		.19		.19		.53		2.20
Class 529-F-2:
10/31/2023	11.95	.41	(.06)	.35	(.32)	(.19)	(.51)	11.79	2.93	388		.14		.14		.42		3.34
10/31/2022	15.49	.29	(2.06)	(1.77)	(.25)	(1.52)	(1.77)	11.95	(12.99)	324		.14		.14		.41		2.18
10/31/2021	13.99	.25	2.09	2.34	(.38)	(.46)	(.84)	15.49	17.30	302		.17		.17		.46		1.64
10/31/2020[6,12]	13.99	—	—	—	—	—	—	13.99	—	194		—		—		—		—
Class 529-F-3:
10/31/2023	11.94	.41	(.04)	.37	(.33)	(.19)	(.52)	11.79	3.07	1		.07		.07		.35		3.40
10/31/2022	15.49	.30	(2.07)	(1.77)	(.26)	(1.52)	(1.78)	11.94	(13.00)	1		.07		.07		.34		2.24
10/31/2021	13.99	.27	2.09	2.36	(.40)	(.46)	(.86)	15.49	17.45	1		.07		.07		.36		1.78
10/31/2020[6,12]	13.99	—	—	—	—	—	—	13.99	—	—	[11]	—		—		—		—

Refer to the end of the tables for footnotes.

American Funds College Target Date Series	43

Financial highlights (continued)

College 2027 Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-A:
10/31/2023	$11.33	$.38	$(.21)	$.17	$(.28)	$(.10)	$(.38)	$11.12	1.47%	$2,263		.43%		.43%		.70%		3.29%
10/31/2022	13.77	.24	(1.71)	(1.47)	(.19)	(.78)	(.97)	11.33	(11.49)	2,088		.41		.41		.66		1.97
10/31/2021	13.11	.21	1.20	1.41	(.39)	(.36)	(.75)	13.77	11.10	2,161		.41		.41		.66		1.54
10/31/2020	13.06	.24	.32	.56	(.29)	(.22)	(.51)	13.11	4.39	1,687		.42		.42		.69		1.86
10/31/2019	12.42	.27	.93	1.20	(.23)	(.33)	(.56)	13.06	10.23	1,303		.44		.44		.73		2.15
Class 529-C:
10/31/2023	11.17	.29	(.21)	.08	(.19)	(.10)	(.29)	10.96	.69	139		1.19		1.19		1.46		2.52
10/31/2022	13.58	.15	(1.69)	(1.54)	(.09)	(.78)	(.87)	11.17	(12.14)	130		1.17		1.17		1.42		1.20
10/31/2021	12.88	.11	1.18	1.29	(.23)	(.36)	(.59)	13.58	10.29	143		1.16		1.16		1.41		.79
10/31/2020	12.85	.15	.30	.45	(.20)	(.22)	(.42)	12.88	3.57	132		1.16		1.16		1.43		1.21
10/31/2019	12.22	.18	.92	1.10	(.14)	(.33)	(.47)	12.85	9.46	206		1.18		1.18		1.47		1.41
Class 529-E:
10/31/2023	11.22	.35	(.20)	.15	(.26)	(.10)	(.36)	11.01	1.26	74		.65		.65		.92		3.06
10/31/2022	13.64	.21	(1.69)	(1.48)	(.16)	(.78)	(.94)	11.22	(11.66)	69		.64		.64		.89		1.74
10/31/2021	13.00	.18	1.18	1.36	(.36)	(.36)	(.72)	13.64	10.79	72		.63		.63		.88		1.32
10/31/2020	12.96	.21	.32	.53	(.27)	(.22)	(.49)	13.00	4.16	57		.64		.64		.91		1.65
10/31/2019	12.33	.24	.93	1.17	(.21)	(.33)	(.54)	12.96	10.01	47		.65		.65		.94		1.94
Class 529-T:
10/31/2023	11.37	.41	(.20)	.21	(.31)	(.10)	(.41)	11.17	1.80 [10]	—	[11]	.12	[10]	.12	[10]	.39	[10]	3.60	[10]
10/31/2022	13.81	.27	(1.71)	(1.44)	(.22)	(.78)	(1.00)	11.37	(11.28)[10]	—	[11]	.17	[10]	.17	[10]	.42	[10]	2.20	[10]
10/31/2021	13.14	.24	1.20	1.44	(.41)	(.36)	(.77)	13.81	11.33 [10]	—	[11]	.20	[10]	.20	[10]	.45	[10]	1.76	[10]
10/31/2020	13.09	.27	.31	.58	(.31)	(.22)	(.53)	13.14	4.56 [10]	—	[11]	.22	[10]	.22	[10]	.49	[10]	2.08	[10]
10/31/2019	12.44	.30	.93	1.23	(.25)	(.33)	(.58)	13.09	10.49 [10]	—	[11]	.23	[10]	.23	[10]	.52	[10]	2.36	[10]
Class 529-F-1:
10/31/2023	11.40	.41	(.22)	.19	(.30)	(.10)	(.40)	11.19	1.65 [10]	—	[11]	.22	[10]	.19	[10]	.46	[10]	3.52	[10]
10/31/2022	13.83	.27	(1.71)	(1.44)	(.21)	(.78)	(.99)	11.40	(11.25)[10]	—	[11]	.22	[10]	.22	[10]	.47	[10]	2.15	[10]
10/31/2021	13.19	.23	1.20	1.43	(.43)	(.36)	(.79)	13.83	11.23 [10]	—	[11]	.25	[10]	.25	[10]	.50	[10]	1.64	[10]
10/31/2020	13.14	.27	.32	.59	(.32)	(.22)	(.54)	13.19	4.60 [10]	—	[11]	.17	[10]	.17	[10]	.44	[10]	2.11	[10]
10/31/2019	12.49	.30	.94	1.24	(.26)	(.33)	(.59)	13.14	10.55	157		.19		.19		.48		2.40
Class 529-F-2:
10/31/2023	11.34	.41	(.22)	.19	(.31)	(.10)	(.41)	11.12	1.67	383		.14		.14		.41		3.58
10/31/2022	13.77	.28	(1.71)	(1.43)	(.22)	(.78)	(1.00)	11.34	(11.19)	318		.14		.14		.39		2.24
10/31/2021	13.11	.24	1.20	1.44	(.42)	(.36)	(.78)	13.77	11.35	301		.17		.17		.42		1.78
10/31/2020[6,12]	13.11	—	—	—	—	—	—	13.11	—	203		—		—		—		—
Class 529-F-3:
10/31/2023	11.33	.42	(.21)	.21	(.32)	(.10)	(.42)	11.12	1.81	—	[11]	.08		.08		.35		3.64
10/31/2022	13.76	.28	(1.70)	(1.42)	(.23)	(.78)	(1.01)	11.33	(11.14)	—	[11]	.08		.08		.33		2.29
10/31/2021	13.11	.25	1.20	1.45	(.44)	(.36)	(.80)	13.76	11.41	—	[11]	.10		.08		.33		1.89
10/31/2020[6,12]	13.11	—	—	—	—	—	—	13.11	—	—	[11]	—		—		—		—

Refer to the end of the tables for footnotes.

44	American Funds College Target Date Series

Financial highlights (continued)

College 2024 Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers[4]		Ratio of expenses to average net assets after waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-A:
10/31/2023	$10.86	$.35	$(.13)	$.22	$(.25)	$(.05)	$(.30)	$10.78	2.03%	$2,144		.42%		.42%		.69%		3.21%
10/31/2022	12.63	.20	(1.39)	(1.19)	(.14)	(.44)	(.58)	10.86	(9.89)	2,232		.41		.41		.66		1.70
10/31/2021	12.57	.15	.52	.67	(.37)	(.24)	(.61)	12.63	5.49	2,448		.41		.41		.65		1.21
10/31/2020	12.38	.21	.38	.59	(.28)	(.12)	(.40)	12.57	4.91	2,046		.42		.42		.67		1.72
10/31/2019	11.78	.27	.74	1.01	(.23)	(.18)	(.41)	12.38	8.85	1,544		.43		.43		.70		2.23
Class 529-C:
10/31/2023	10.69	.26	(.13)	.13	(.16)	(.05)	(.21)	10.61	1.20	190		1.19		1.19		1.46		2.44
10/31/2022	12.44	.11	(1.38)	(1.27)	(.04)	(.44)	(.48)	10.69	(10.59)	216		1.17		1.17		1.42		.93
10/31/2021	12.35	.06	.52	.58	(.25)	(.24)	(.49)	12.44	4.75	258		1.16		1.16		1.40		.46
10/31/2020	12.18	.13	.36	.49	(.20)	(.12)	(.32)	12.35	4.12	238		1.16		1.16		1.41		1.07
10/31/2019	11.60	.18	.72	.90	(.14)	(.18)	(.32)	12.18	8.02	308		1.17		1.17		1.44		1.49
Class 529-E:
10/31/2023	10.80	.33	(.15)	.18	(.22)	(.05)	(.27)	10.71	1.70	81		.65		.65		.92		2.98
10/31/2022	12.56	.17	(1.38)	(1.21)	(.11)	(.44)	(.55)	10.80	(10.08)	89		.64		.64		.89		1.47
10/31/2021	12.50	.12	.53	.65	(.35)	(.24)	(.59)	12.56	5.29	100		.63		.63		.87		.99
10/31/2020	12.32	.19	.37	.56	(.26)	(.12)	(.38)	12.50	4.64	86		.64		.64		.89		1.51
10/31/2019	11.72	.24	.74	.98	(.20)	(.18)	(.38)	12.32	8.67	70		.65		.65		.92		2.01
Class 529-T:
10/31/2023	10.90	.38	(.14)	.24	(.28)	(.05)	(.33)	10.81	2.19 [10]	—	[11]	.13	[10]	.13	[10]	.40	[10]	3.50	[10]
10/31/2022	12.66	.23	(1.39)	(1.16)	(.16)	(.44)	(.60)	10.90	(9.61)[10]	—	[11]	.16	[10]	.16	[10]	.41	[10]	1.94	[10]
10/31/2021	12.59	.18	.52	.70	(.39)	(.24)	(.63)	12.66	5.74 [10]	—	[11]	.21	[10]	.21	[10]	.45	[10]	1.41	[10]
10/31/2020	12.40	.24	.37	.61	(.30)	(.12)	(.42)	12.59	5.07 [10]	—	[11]	.21	[10]	.21	[10]	.46	[10]	1.96	[10]
10/31/2019	11.80	.29	.73	1.02	(.24)	(.18)	(.42)	12.40	9.02 [10]	—	[11]	.23	[10]	.23	[10]	.50	[10]	2.43	[10]
Class 529-F-1:
10/31/2023	10.91	.38	(.14)	.24	(.27)	(.05)	(.32)	10.83	2.23 [10]	—	[11]	.22	[10]	.19	[10]	.46	[10]	3.44	[10]
10/31/2022	12.68	.22	(1.40)	(1.18)	(.15)	(.44)	(.59)	10.91	(9.74)[10]	—	[11]	.22	[10]	.22	[10]	.47	[10]	1.88	[10]
10/31/2021	12.63	.17	.53	.70	(.41)	(.24)	(.65)	12.68	5.73 [10]	—	[11]	.26	[10]	.26	[10]	.50	[10]	1.34	[10]
10/31/2020	12.44	.25	.37	.62	(.31)	(.12)	(.43)	12.63	5.12 [10]	—	[11]	.17	[10]	.17	[10]	.42	[10]	1.97	[10]
10/31/2019	11.84	.30	.74	1.04	(.26)	(.18)	(.44)	12.44	9.09	188		.19		.19		.46		2.47
Class 529-F-2:
10/31/2023	10.87	.38	(.14)	.24	(.28)	(.05)	(.33)	10.78	2.24	366		.13		.13		.40		3.50
10/31/2022	12.63	.23	(1.38)	(1.15)	(.17)	(.44)	(.61)	10.87	(9.59)	340		.14		.14		.39		1.97
10/31/2021	12.57	.18	.52	.70	(.40)	(.24)	(.64)	12.63	5.73	331		.17		.17		.41		1.45
10/31/2020[6,12]	12.57	—	—	—	—	—	—	12.57	—	247		—		—		—		—
Class 529-F-3:
10/31/2023	10.86	.39	(.13)	.26	(.29)	(.05)	(.34)	10.78	2.38	—	[11]	.07		.07		.34		3.55
10/31/2022	12.63	.23	(1.38)	(1.15)	(.18)	(.44)	(.62)	10.86	(9.61)	1		.07		.07		.32		2.01
10/31/2021	12.57	.20	.52	.72	(.42)	(.24)	(.66)	12.63	5.87	1		.07		.07		.31		1.61
10/31/2020[6,12]	12.57	—	—	—	—	—	—	12.57	—	—	[11]	—		—		—		—

Refer to the end of the tables for footnotes.

American Funds College Target Date Series	45

Financial highlights (continued)

College Enrollment Fund

		Income (loss) from investment operations[1]				Dividends and distributions							Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class 529-A:
10/31/2023	$9.06	$.29		$(.14)	$.15	$(.21)	$—	$(.21)	$9.00	1.63%	$1,287		.42%		.42%		.69%		3.18%
10/31/2022	10.04	.14		(1.01)	(.87)	(.06)	(.05)	(.11)	9.06	(8.75)	1,650		.40		.40		.67		1.43
10/31/2021	10.39	.07		(.08)	(.01)	(.27)	(.07)	(.34)	10.04	(.07)	2,296		.41		.41		.68		.72
10/31/2020	10.09	.13		.40	.53	(.23)	—	(.23)	10.39	5.34	821		.41		.41		.68		1.25
10/31/2019	9.70	.19		.34	.53	(.14)	—	(.14)	10.09	5.49	769		.42		.42		.71		1.91
Class 529-C:
10/31/2023	9.06	.22		(.14)	.08	(.11)	—	(.11)	9.03	.85	81		1.18		1.18		1.45		2.41
10/31/2022	10.06	.06		(1.01)	(.95)	— [13]	(.05)	(.05)	9.06	(9.47)	135		1.17		1.17		1.44		.63
10/31/2021	10.34	—	[13]	(.09)	(.09)	(.12)	(.07)	(.19)	10.06	(.85)	240		1.16		1.16		1.43		(.02)
10/31/2020	10.02	.07		.39	.46	(.14)	—	(.14)	10.34	4.63	92		1.12		1.12		1.39		.65
10/31/2019	9.64	.11		.34	.45	(.07)	—	(.07)	10.02	4.73	206		1.18		1.18		1.47		1.16
Class 529-E:
10/31/2023	9.03	.27		(.15)	.12	(.18)	—	(.18)	8.97	1.34	53		.64		.64		.91		2.96
10/31/2022	10.01	.11		(1.00)	(.89)	(.04)	(.05)	(.09)	9.03	(8.96)	71		.64		.64		.91		1.19
10/31/2021	10.36	.05		(.08)	(.03)	(.25)	(.07)	(.32)	10.01	(.31)	103		.63		.63		.90		.51
10/31/2020	10.05	.11		.40	.51	(.20)	—	(.20)	10.36	5.19	38		.61		.61		.88		1.08
10/31/2019	9.66	.17		.34	.51	(.12)	—	(.12)	10.05	5.31	42		.64		.64		.93		1.69
Class 529-T:
10/31/2023	9.08	.32		(.14)	.18	(.24)	—	(.24)	9.02	1.93 [10]	—	[11]	.13	[10]	.13	[10]	.40	[10]	3.47	[10]
10/31/2022	10.05	.16		(1.01)	(.85)	(.07)	(.05)	(.12)	9.08	(8.53)[10]	—	[11]	.18	[10]	.18	[10]	.45	[10]	1.68	[10]
10/31/2021	10.40	.09		(.08)	.01	(.29)	(.07)	(.36)	10.05	.13 [10]	—	[11]	.20	[10]	.20	[10]	.47	[10]	.89	[10]
10/31/2020	10.10	.15		.40	.55	(.25)	—	(.25)	10.40	5.57 [10]	—	[11]	.21	[10]	.21	[10]	.48	[10]	1.47	[10]
10/31/2019	9.70	.21		.34	.55	(.15)	—	(.15)	10.10	5.71 [10]	—	[11]	.23	[10]	.23	[10]	.52	[10]	2.10	[10]
Class 529-F-1:
10/31/2023	9.09	.31		(.14)	.17	(.23)	—	(.23)	9.03	1.90 [10]	—	[11]	.21	[10]	.18	[10]	.45	[10]	3.42	[10]
10/31/2022	10.06	.16		(1.02)	(.86)	(.06)	(.05)	(.11)	9.09	(8.60)[10]	—	[11]	.22	[10]	.22	[10]	.49	[10]	1.64	[10]
10/31/2021	10.43	.08		(.07)	.01	(.31)	(.07)	(.38)	10.06	.08 [10]	—	[11]	.27	[10]	.27	[10]	.54	[10]	.81	[10]
10/31/2020	10.13	.15		.40	.55	(.25)	—	(.25)	10.43	5.59	—	[11]	.18		.18		.45		1.51
10/31/2019	9.73	.21		.35	.56	(.16)	—	(.16)	10.13	5.81	125		.19		.19		.48		2.15
Class 529-F-2:
10/31/2023	9.07	.32		(.14)	.18	(.24)	—	(.24)	9.01	1.96	217		.12		.12		.39		3.48
10/31/2022	10.04	.16		(1.00)	(.84)	(.08)	(.05)	(.13)	9.07	(8.47)	264		.14		.14		.41		1.69
10/31/2021	10.39	.10		(.08)	.02	(.30)	(.07)	(.37)	10.04	.17	339		.17		.17		.44		.96
10/31/2020[6,12]	10.39	—		—	—	—	—	—	10.39	—	120		—		—		—		—
Class 529-F-3:
10/31/2023	9.06	.32		(.13)	.19	(.25)	—	(.25)	9.00	2.03	—	[11]	.09		.09		.36		3.51
10/31/2022	10.03	.17		(1.01)	(.84)	(.08)	(.05)	(.13)	9.06	(8.44)	—	[11]	.09		.09		.36		1.77
10/31/2021	10.39	.10		(.08)	.02	(.31)	(.07)	(.38)	10.03	.23	—	[11]	.10		.08		.35		1.01
10/31/2020[6,12]	10.39	—		—	—	—	—	—	10.39	—	—	[11]	—		—		—		—

Refer to the end of the tables for footnotes.

46	American Funds College Target Date Series

Financial highlights (continued)

	Year ended October 31,
Portfolio turnover rate for all share classes	2023	2022	2021	2020	2019
College 2039 Fund	11%	7%	4%[6,7,8]
College 2036 Fund	19	9	27	28%	—%[14]
College 2033 Fund	26	8	35	26	4
College 2030 Fund	27	10	44	24	7
College 2027 Fund	27	10	30	28	9
College 2024 Fund	31	17	18	13	—	[14]
College Enrollment Fund	18	7	11	16	5

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from AFS and/or CRMC. During one of the years shown, AFS waived a portion of transfer agent services fees for Class 529-F-1 shares. In addition, during one of the years shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes on some funds.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]	This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. Refer to the expense example for further information regarding fees and expenses.
[6]	Based on operations for a period that is less than a full year.
[7]	For the period March 26, 2021, commencement of operations, through October 31, 2021.
[8]	Not annualized.
[9]	Annualized.
[10]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[11]	Amount less than $1 million.
[12]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[13]	Amount less than $.01.
[14]	Amount is either less than 1% or there is no turnover.

Refer to the notes to financial statements.

American Funds College Target Date Series	47

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of American Funds College Target Date Series:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of American Funds College Target Date Series comprising the American Funds College 2039 Fund, American Funds College 2036 Fund, American Funds College 2033 Fund, American Funds College 2030 Fund, American Funds College 2027 Fund, American Funds College 2024 Fund, and American Funds College Enrollment Fund (the “Funds”), including the investment portfolios as of October 31, 2023; the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended for the Funds, except American Funds College 2039 Fund; the related statement of operations for the year ended October 31, 2023, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and the period from March 26, 2021 (commencement of operations) through October 31, 2021, for American Funds College 2039 Fund; and the related notes.

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds, except American Funds College 2039 Fund, as of October 31, 2023, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of American Funds College 2039 Fund as of October 31, 2023; the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and the period from March 26, 2021 (commencement of operations) through October 31, 2021, for American Funds College 2039 Fund, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of October 31, 2023, by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Costa Mesa, California
December 8, 2023

We have served as the auditor of one or more American Funds investment companies since 1956.

48	American Funds College Target Date Series

Expense example	unaudited

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments (loads), and (2) ongoing costs, including distribution and service (12b-1) fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (May 1, 2023, through October 31, 2023).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Note:

Shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds College Target Date Series	49

Expense example (continued)

College 2039 Fund

	Beginning account value 5/1/2023	Ending account value 10/31/2023	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$980.46	$2.45	.49%	$4.34	.87%
Class 529-A – assumed 5% return	1,000.00	1,022.74	2.50	.49	4.43	.87
Class 529-C – actual return	1,000.00	977.02	5.93	1.19	7.82	1.57
Class 529-C – assumed 5% return	1,000.00	1,019.21	6.06	1.19	7.98	1.57
Class 529-E – actual return	1,000.00	980.41	3.24	.65	5.14	1.03
Class 529-E – assumed 5% return	1,000.00	1,021.93	3.31	.65	5.24	1.03
Class 529-T – actual return	1,000.00	982.70	1.00	.20	2.90	.58
Class 529-T – assumed 5% return	1,000.00	1,024.20	1.02	.20	2.96	.58
Class 529-F-1 – actual return	1,000.00	982.70	.95	.19	2.85	.57
Class 529-F-1 – assumed 5% return	1,000.00	1,024.25	.97	.19	2.91	.57
Class 529-F-2 – actual return	1,000.00	982.68	.75	.15	2.65	.53
Class 529-F-2 – assumed 5% return	1,000.00	1,024.45	.77	.15	2.70	.53
Class 529-F-3 – actual return	1,000.00	982.70	.35	.07	2.25	.45
Class 529-F-3 – assumed 5% return	1,000.00	1,024.85	.36	.07	2.29	.45

College 2036 Fund

	Beginning account value 5/1/2023	Ending account value 10/31/2023	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$979.44	$2.15	.43%	$3.89	.78%
Class 529-A – assumed 5% return	1,000.00	1,023.04	2.19	.43	3.97	.78
Class 529-C – actual return	1,000.00	977.25	5.93	1.19	7.67	1.54
Class 529-C – assumed 5% return	1,000.00	1,019.21	6.06	1.19	7.83	1.54
Class 529-E – actual return	1,000.00	979.38	3.24	.65	4.99	1.00
Class 529-E – assumed 5% return	1,000.00	1,021.93	3.31	.65	5.09	1.00
Class 529-T – actual return	1,000.00	981.46	.90	.18	2.65	.53
Class 529-T – assumed 5% return	1,000.00	1,024.30	.92	.18	2.70	.53
Class 529-F-1 – actual return	1,000.00	982.34	.85	.17	2.60	.52
Class 529-F-1 – assumed 5% return	1,000.00	1,024.35	.87	.17	2.65	.52
Class 529-F-2 – actual return	1,000.00	981.29	.75	.15	2.50	.50
Class 529-F-2 – assumed 5% return	1,000.00	1,024.45	.77	.15	2.55	.50
Class 529-F-3 – actual return	1,000.00	982.42	.35	.07	2.10	.42
Class 529-F-3 – assumed 5% return	1,000.00	1,024.85	.36	.07	2.14	.42

Refer to the end of the tables for footnotes.

50	American Funds College Target Date Series

Expense example (continued)

College 2033 Fund

	Beginning account value 5/1/2023	Ending account value 10/31/2023	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$968.41	$2.13	.43%	$3.62	.73%
Class 529-A – assumed 5% return	1,000.00	1,023.04	2.19	.43	3.72	.73
Class 529-C – actual return	1,000.00	964.45	5.89	1.19	7.38	1.49
Class 529-C – assumed 5% return	1,000.00	1,019.21	6.06	1.19	7.58	1.49
Class 529-E – actual return	1,000.00	966.42	3.22	.65	4.71	.95
Class 529-E – assumed 5% return	1,000.00	1,021.93	3.31	.65	4.84	.95
Class 529-T – actual return	1,000.00	968.55	.79	.16	2.28	.46
Class 529-T – assumed 5% return	1,000.00	1,024.40	.82	.16	2.35	.46
Class 529-F-1 – actual return	1,000.00	969.45	.89	.18	2.38	.48
Class 529-F-1 – assumed 5% return	1,000.00	1,024.30	.92	.18	2.45	.48
Class 529-F-2 – actual return	1,000.00	969.28	.74	.15	2.23	.45
Class 529-F-2 – assumed 5% return	1,000.00	1,024.45	.77	.15	2.29	.45
Class 529-F-3 – actual return	1,000.00	969.28	.35	.07	1.84	.37
Class 529-F-3 – assumed 5% return	1,000.00	1,024.85	.36	.07	1.89	.37

College 2030 Fund

	Beginning account value 5/1/2023	Ending account value 10/31/2023	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$954.62	$2.12	.43%	$3.50	.71%
Class 529-A – assumed 5% return	1,000.00	1,023.04	2.19	.43	3.62	.71
Class 529-C – actual return	1,000.00	951.59	5.85	1.19	7.23	1.47
Class 529-C – assumed 5% return	1,000.00	1,019.21	6.06	1.19	7.48	1.47
Class 529-E – actual return	1,000.00	954.21	3.20	.65	4.58	.93
Class 529-E – assumed 5% return	1,000.00	1,021.93	3.31	.65	4.74	.93
Class 529-T – actual return	1,000.00	956.35	.74	.15	2.12	.43
Class 529-T – assumed 5% return	1,000.00	1,024.45	.77	.15	2.19	.43
Class 529-F-1 – actual return	1,000.00	956.41	.89	.18	2.27	.46
Class 529-F-1 – assumed 5% return	1,000.00	1,024.30	.92	.18	2.35	.46
Class 529-F-2 – actual return	1,000.00	956.20	.74	.15	2.12	.43
Class 529-F-2 – assumed 5% return	1,000.00	1,024.45	.77	.15	2.19	.43
Class 529-F-3 – actual return	1,000.00	956.98	.35	.07	1.73	.35
Class 529-F-3 – assumed 5% return	1,000.00	1,024.85	.36	.07	1.79	.35

Refer to the end of the tables for footnotes.

American Funds College Target Date Series	51

Expense example (continued)

College 2027 Fund

	Beginning account value 5/1/2023	Ending account value 10/31/2023	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$953.68	$2.12	.43%	$3.45	.70%
Class 529-A – assumed 5% return	1,000.00	1,023.04	2.19	.43	3.57	.70
Class 529-C – actual return	1,000.00	949.74	5.85	1.19	7.18	1.46
Class 529-C – assumed 5% return	1,000.00	1,019.21	6.06	1.19	7.43	1.46
Class 529-E – actual return	1,000.00	953.25	3.20	.65	4.53	.92
Class 529-E – assumed 5% return	1,000.00	1,021.93	3.31	.65	4.69	.92
Class 529-T – actual return	1,000.00	955.52	.84	.17	2.17	.44
Class 529-T – assumed 5% return	1,000.00	1,024.35	.87	.17	2.24	.44
Class 529-F-1 – actual return	1,000.00	954.78	.94	.19	2.27	.46
Class 529-F-1 – assumed 5% return	1,000.00	1,024.25	.97	.19	2.35	.46
Class 529-F-2 – actual return	1,000.00	954.51	.74	.15	2.07	.42
Class 529-F-2 – assumed 5% return	1,000.00	1,024.45	.77	.15	2.14	.42
Class 529-F-3 – actual return	1,000.00	955.33	.39	.08	1.72	.35
Class 529-F-3 – assumed 5% return	1,000.00	1,024.80	.41	.08	1.79	.35

College 2024 Fund

	Beginning account value 5/1/2023	Ending account value 10/31/2023	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$971.17	$2.09	.42%	$3.43	.69%
Class 529-A – assumed 5% return	1,000.00	1,023.09	2.14	.42	3.52	.69
Class 529-C – actual return	1,000.00	967.19	5.90	1.19	7.24	1.46
Class 529-C – assumed 5% return	1,000.00	1,019.21	6.06	1.19	7.43	1.46
Class 529-E – actual return	1,000.00	969.23	3.23	.65	4.57	.92
Class 529-E – assumed 5% return	1,000.00	1,021.93	3.31	.65	4.69	.92
Class 529-T – actual return	1,000.00	971.25	.94	.19	2.29	.46
Class 529-T – assumed 5% return	1,000.00	1,024.25	.97	.19	2.35	.46
Class 529-F-1 – actual return	1,000.00	971.30	.94	.19	2.29	.46
Class 529-F-1 – assumed 5% return	1,000.00	1,024.25	.97	.19	2.35	.46
Class 529-F-2 – actual return	1,000.00	972.04	.80	.16	2.14	.43
Class 529-F-2 – assumed 5% return	1,000.00	1,024.40	.82	.16	2.19	.43
Class 529-F-3 – actual return	1,000.00	972.93	.35	.07	1.69	.34
Class 529-F-3 – assumed 5% return	1,000.00	1,024.85	.36	.07	1.73	.34

Refer to the end of the tables for footnotes.

52	American Funds College Target Date Series

Expense example (continued)

College Enrollment Fund

	Beginning account value 5/1/2023	Ending account value 10/31/2023	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$971.92	$2.09	.42%	$3.43	.69%
Class 529-A – assumed 5% return	1,000.00	1,023.09	2.14	.42	3.52	.69
Class 529-C – actual return	1,000.00	967.84	5.90	1.19	7.24	1.46
Class 529-C – assumed 5% return	1,000.00	1,019.21	6.06	1.19	7.43	1.46
Class 529-E – actual return	1,000.00	970.78	3.18	.64	4.52	.91
Class 529-E – assumed 5% return	1,000.00	1,021.98	3.26	.64	4.63	.91
Class 529-T – actual return	1,000.00	974.08	.95	.19	2.29	.46
Class 529-T – assumed 5% return	1,000.00	1,024.25	.97	.19	2.35	.46
Class 529-F-1 – actual return	1,000.00	973.06	.94	.19	2.29	.46
Class 529-F-1 – assumed 5% return	1,000.00	1,024.25	.97	.19	2.35	.46
Class 529-F-2 – actual return	1,000.00	974.05	.80	.16	2.14	.43
Class 529-F-2 – assumed 5% return	1,000.00	1,024.40	.82	.16	2.19	.43
Class 529-F-3 – actual return	1,000.00	974.03	.45	.09	1.79	.36
Class 529-F-3 – assumed 5% return	1,000.00	1,024.75	.46	.09	1.84	.36

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund’s relative average investment therein during the period.

American Funds College Target Date Series	53

Tax information

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The series hereby designates the following amounts for the year ended October 31, 2023:

	College 2039 Fund	College 2036 Fund	College 2033 Fund	College 2030 Fund	College 2027 Fund	College 2024 Fund	College Enrollment Fund
Long-term capital gains	$5,392,000	$46,508,000	$56,146,000	$48,147,000	$23,803,000	$13,803,000	—

54	American Funds College Target Date Series

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the series[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Francisco G. Cigarroa, MD, 1957	2021	Professor of Surgery, University of Texas Health San Antonio; Trustee, Ford Foundation; Clayton Research Scholar, Clayton Foundation for Biomedical Research	88	None
Nariman Farvardin, 1956	2018	President, Stevens Institute of Technology	93	None
Jennifer C. Feikin, 1968	2022	Business Advisor; previously held positions at Google, AOL, 20th Century Fox and McKinsey & Company; Trustee, The Nature Conservancy of Utah; former Trustee, The Nature Conservancy of California	102	Hertz Global Holdings, Inc.
Leslie Stone Heisz, 1961	2022	Former Managing Director, Lazard (retired, 2010); Director, Kaiser Permanente (California public benefit corporation); former Lecturer, UCLA Anderson School of Management	102	Edwards Lifesciences; Public Storage, Inc.
Mary Davis Holt, 1950	2015–2016 2017	Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993–2003)	89	None
Merit E. Janow, 1958	2012	Dean Emerita and Professor of Practice, International Economic Law & International Affairs, Columbia University, School of International and Public Affairs	99	Aptiv (autonomous and green vehicle technology); Mastercard Incorporated
Margaret Spellings, 1957 Chair of the Board (Independent and Non-Executive)	2012	President and CEO, Bipartisan Policy Center; former President and CEO, Texas 2036; former President, Margaret Spellings & Company (public policy and strategic consulting); former President, The University of North Carolina	93	None
Alexandra Trower, 1964	2018	Former Executive Vice President, Global Communications and Corporate Officer, The Estée Lauder Companies	88	None
Paul S. Williams, 1959	2020	Former Partner/Managing Director, Major, Lindsey & Africa (executive recruiting firm)	88	Air Transport Services Group, Inc. (aircraft leasing and air cargo transportation); Public Storage, Inc.

Interested trustees[4,5]

Name, year of birth and position with series	Year first elected a trustee or officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Michael C. Gitlin, 1970	2019	Partner – Capital Fixed Income Investors, Capital Research and Management Company; President, Chief Executive Officer and Director, The Capital Group Companies, Inc.[6]; Vice Chairman and Director, Capital Research and Management Company	88	None

The series statement of additional information includes further details about the series trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by referring to the Capital Group website at capitalgroup.com. The address for all trustees and officers of the series is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

Refer to page 56 for footnotes.

American Funds College Target Date Series	55

Other officers5

Name, year of birth and position with series	Year first elected an officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series
Wesley K. Phoa, 1966 President	2012	Partner — Capital Solutions Group, Capital Research and Management Company
Walt Burkley, 1966 Principal Executive Officer	2012	General Counsel — Fund Business Management Group, Capital Research and Management Company; General Counsel and Secretary, The Capital Group Companies, Inc.[6]; Director, Capital Research Company; Director, Capital Research and Management Company
Michael W. Stockton, 1967 Executive Vice President	2021	Senior Vice President — Fund Business Management Group, Capital Research and Management Company
Michelle J. Black, 1971 Senior Vice President	2020	Partner — Capital Solutions Group, Capital Research and Management Company; Partner — Capital Solutions Group, Capital Bank and Trust Company[6]
David A. Hoag, 1965 Senior Vice President	2020	Partner — Capital Fixed Income Investors, Capital Research and Management Company
Samir Mathur, 1965 Senior Vice President	2020	Partner — Capital Solutions Group, Capital Research and Management Company
Jessica C. Spaly, 1977 Senior Vice President	2023	Partner — Capital Research Global Investors, Capital Research and Management Company
Shannon Ward, 1964 Senior Vice President	2020	Partner — Capital Fixed Income Investors, Capital Research and Management Company
Reagan Anderson, 1977 Vice President	2020	Senior Vice President — Government Relations, Capital Group Companies Global[6]
Maria Manotok, 1974 Vice President	2012	Senior Vice President and Senior Counsel – Fund Business Management Group, Capital Research and Management Company; Chair, Senior Vice President, Senior Counsel and Director, Capital International, Inc.[6]; Senior Vice President, Secretary and Director, Capital Group Companies Global[6]; Senior Vice President, Secretary and Director, Capital Group International, Inc.[6]
Courtney R. Taylor, 1975 Secretary	2023	Assistant Vice President — Fund Business Management Group, Capital Research and Management Company
Gregory F. Niland, 1971 Treasurer	2012	Vice President — Investment Operations, Capital Research and Management Company
Susan K. Countess, 1966 Assistant Secretary	2014	Associate — Fund Business Management Group, Capital Research and Management Company
Randall F. Buonviri, 1988 Assistant Treasurer	2023	Assistant Vice President — Investment Operations, Capital Research and Management Company
Sandra Chuon, 1972 Assistant Treasurer	2019	Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a director who is not an “interested person” of the series within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the series serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the series investment adviser, Capital Research and Management Company, or affiliated entities (including the series principal underwriter).
[5]	All of the trustees and/or officers listed, except Reagan Anderson, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

56	American Funds College Target Date Series

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American Funds College Target Date Series	57

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58	American Funds College Target Date Series

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American Funds College Target Date Series	59

Office of the series

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111-2900

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

60	American Funds College Target Date Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus, summary prospectuses and CollegeAmerica Program Description, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or refer to the Capital Group website at capitalgroup.com. CollegeAmerica is distributed by American Funds Distributors. Interests in CollegeAmerica are sold through unaffiliated intermediaries.

“Proxy Voting Guidelines for American Funds College Target Date Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios — is available on our website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

Refer to the Capital Group website for more information on the securities held by the underlying funds in the American Funds College Target Date Series’ portfolios.

American Funds College Target Date Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of American Funds College Target Date Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after December 31, 2023, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2023 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc.

Depending on your state of residence, there may be an in-state plan that provides state tax and other state benefits, such as financial aid, scholarship funds and protection from creditors, not available through CollegeAmerica. Before investing in any state’s 529 plan, investors should consult a tax advisor.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemTM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity-focused funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.2 Relative to their peers, our fixed income funds have helped investors achieve better diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2022.
[2]	Based on Class F-2 share results for rolling monthly 10- and 20-year periods starting with the first 10- or 20-year period after each mutual fund’s inception through December 31, 2022. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Past results are not predictive of results in future periods.
[3]	Based on Class F-2 share results as of December 31, 2022. Sixteen of the 18 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation lower than their respective Morningstar peer group averages. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our mutual fund management fees were in the lowest quintile 62% of the time, based on the 20-year period ended December 31, 2022, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made by calling 800/421-4225 or to the Secretary of the Registrant, 6455 Irvine Center Drive, Irvine, California 92618.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Paul S. Williams, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

AFCTD

Registrant:

a) Audit Fees:
Audit	2022	59,000
	2023	63,000

b) Audit-Related Fees:
	2022	3,000
	2023	3,000

c) Tax Fees:
	2022	32,000
	2023	29,000
	The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
	2022	None
	2023	None

	Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
	Not Applicable

b) Audit-Related Fees:
	2022	2,221,000
	2023	2,183,000
	The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:

	2022	394,000
	2023	None
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
	2022	None
	2023	None
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $2,650,000 for fiscal year 2022 and $2,214,000 for fiscal year 2023. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS COLLEGE TARGET DATE SERIES

By __/s/ Walter R. Burkley______________
Walter R. Burkley, Principal Executive Officer

Date: December 29, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _ /s/ Walter R. Burkley_____________
Walter R. Burkley, Principal Executive Officer

Date: December 29, 2023

By ___/s/ Gregory F. Niland__________________
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: December 29, 2023